                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3327
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                              MFS SERIES TRUST XIII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                   Date of reporting period: February 28, 2007
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                                 MFS(R) DIVERSIFIED INCOME FUND

LETTER FROM THE CEO                                              1
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PORTFOLIO COMPOSITION                                            2
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MANAGEMENT REVIEW                                                3
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PERFORMANCE SUMMARY                                              5
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EXPENSE TABLE                                                    8
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PORTFOLIO OF INVESTMENTS                                        10
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STATEMENT OF ASSETS AND LIABILITIES                             26
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STATEMENT OF OPERATIONS                                         28
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STATEMENT OF CHANGES IN NET ASSETS                              29
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FINANCIAL HIGHLIGHTS                                            30
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NOTES TO FINANCIAL STATEMENTS                                   33
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         42
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TRUSTEES AND OFFICERS                                           43
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   49
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PROXY VOTING POLICIES AND INFORMATION                           49
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QUARTERLY PORTFOLIO DISCLOSURE                                  49
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FEDERAL TAX INFORMATION                                         49
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MFS(R) PRIVACY NOTICE                                           50
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CONTACT INFORMATION                                     BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        2/28/07
                                                                        DIF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      56.3%
              Common Stocks                              37.4%
              Floating Rate Loans                         2.2%
              Cash & Other Net Assets                     4.1%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 year                   1.8%
              ------------------------------------------------
              Freddie Mac, 4.625%, 2008                   1.3%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.2%
              ------------------------------------------------
              U.S. Treasury Notes, 3.125%, 2008           1.2%
              ------------------------------------------------
              Citigroup, Inc.                             1.2%
              ------------------------------------------------
              Fannie Mae, 4.625%, 2013                    1.2%
              ------------------------------------------------
              Bank of America Corp.                       1.1%
              ------------------------------------------------
              Chevron Corp.                               1.0%
              ------------------------------------------------
              JPMorgan Chase & Co.                        1.0%
              ------------------------------------------------
              Peabody Energy Corp., "B", 6.875%, 2013     0.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        25.8%
              ------------------------------------------------
              A                                           1.7%
              ------------------------------------------------
              BBB                                         9.4%
              ------------------------------------------------
              BB                                         25.2%
              ------------------------------------------------
              B                                          28.6%
              ------------------------------------------------
              CCC                                         8.7%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.9
              ------------------------------------------------
              Average Life (i)(m)                     9.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                10.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                  BBB-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 2/28/07.

Percentages are based on net assets as of 2/28/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

The MFS Diversified Income Fund is a portfolio that includes investments in high-yield corporate bonds, U.S. government securities, emerging markets debt, real estate investment trusts (REITs), and domestic equity securities.

In our review of the performance of this portfolio, we look to a number of different benchmarks, each reflecting the results of the various markets in which we invest.

For the reporting period May 26, 2006 through February 28, 2007, Class A shares of the fund provided a total return of 13.20%, at net asset value. This compares with the following returns over the same period for the funds' benchmarks: 11.93% for the JPMorgan Emerging Markets Bond Index Global, 10.94% for the Lehman Brothers U.S. High-Yield Corporate Bond Index, 15.32% for the Russell 1000 Value Index, 33.84% for the MSCI U.S. REIT Index, and 6.36% for the Lehman Brothers U.S. Government/Mortgage Bond Index.

DETRACTORS FROM PERFORMANCE

An underweighted position in real estate investment trusts detracted from relative performance, although this was offset somewhat by positive security selection within the sector. Our overweighted position in high-yield corporate bonds was also a slight detractor. The fund's cash position also detracted. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity, which was especially pronounced during the period in question as inflows were very rapid with new fund sales. In a period when markets rose, as measured by the fund's benchmarks, holding cash hurt performance versus the benchmarks, which have no cash position.

CONTRIBUTORS TO PERFORMANCE

The fund's underweighted position in U.S. government bonds helped relative performance. Our positioning in domestic equity securities also contributed to results as did security selection in the emerging markets debt category.

Respectfully,

John Addeo                  David Cole               Richard Gable
Portfolio Manager           Portfolio Manager        Portfolio Manager

Thomas Pedulla              Matthew Ryan             Jonathan Sage
Portfolio Manager           Portfolio Manager        Portfolio Manager

Leo Saraceno                Geoffrey Schechter       James Swanson
Portfolio Manager           Portfolio Manager        Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 2/28/07

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, May 26, 2006, through February 28, 2007)

                                                        JP Morgan       Lehman Brothers    Lehman Brothers
        MFS Diversified    MSCI U.S.                    Emerging        U.S. High-Yield    U.S. Government/
        Income Fund-       REIT         Russell 1000    Markets Bond    Corporate          Mortgage
        Class A            Index        Value Index     Index Global    Bond Index         Bond Index
        ---------------    ---------    ------------    ------------    ---------------    ----------------

5/06    $ 9,525             $10,000        $10,000         $10,000          $10,000             $10,000
2/07     10,782              13,384         11,532          11,193           11,094              10,636

TOTAL RETURNS THROUGH 2/28/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                                Life (t)
-------------------------------------------------------------------------------
        A                 5/26/06                                      13.20%
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        C                 5/26/06                                      12.51%
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        I                 5/26/06                                      13.45%
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AVERAGE ANNUAL
Comparative benchmarks

-------------------------------------------------------------------------------
JPMorgan Emerging Markets Bond Index Global (f)                        11.93%
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Lehman Brothers U.S. Government/Mortgage Bond Index (f)                 6.36%
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Lehman Brothers U.S. High-Yield Corporate Bond Index (f)               10.94%
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MSCI U.S. REIT Index (f)                                               33.84%
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Russell 1000 Value Index (f)                                           15.32%
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AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------------
        A                                                               7.82%
With Initial Sales Charge (4.75%)
-------------------------------------------------------------------------------
        C                                                              11.51%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, May 26, 2006 through the stated period end.
(x) Assuming redemption at the end of the applicable period.

Periods less than one year are actual, not annualized.

INDEX DEFINITIONS

JPMorgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Morgan Stanley Capital International (MSCI) U.S. REIT Index - a market capitalization weighted index that is designed to measure equity market performance for real estate investment trusts (REITs) that generate a majority of their revenue and income from real estate rental and leasing operations.

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are only available to certain eligible investors.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     9/01/06-
Class                       Ratio        9/01/06        2/28/07        2/28/07
--------------------------------------------------------------------------------
        Actual              0.95%     $1,000.00      $1,089.10         $4.92
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%     $1,000.00      $1,020.08         $4.76
--------------------------------------------------------------------------------
        Actual              1.65%     $1,000.00      $1,084.40         $8.53
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.65%     $1,000.00      $1,016.61         $8.25
--------------------------------------------------------------------------------
        Actual              0.65%     $1,000.00      $1,090.70         $3.37
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.65%     $1,000.00      $1,021.57         $3.26
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 55.3%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                     $  1,016,000     $  1,061,720
DRS Technologies, Inc., 7.625%, 2018                                                                    250,000          257,500
Vought Aircraft Industry, Inc., 8%, 2011                                                                 60,000           58,500
                                                                                                                    ------------
                                                                                                                    $  1,377,720
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014                                                     $    125,000     $    105,000
Ford Motor Credit Co., 9.75%, 2010 (n)                                                                  960,000        1,028,584
Ford Motor Credit Co., 8%, 2016                                                                         545,000          538,008
Ford Motor Credit Co., FRN, 8.11%, 2012                                                                 120,000          120,648
General Motors Corp., 8.375%, 2033                                                                      250,000          231,875
Goodyear Tire & Rubber Co., 9%, 2015                                                                    180,000          195,525
                                                                                                                    ------------
                                                                                                                    $  2,219,640
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                         $    250,000     $    256,250
Clear Channel Communications, Inc., 5.5%, 2014                                                          255,000          226,032
Grupo Televisa S.A., 8.5%, 2032                                                                         122,000          153,913
Intelsat Ltd., 11.25%, 2016 (n)                                                                         835,000          945,638
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                      250,000          268,750
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                         600,000          627,000
                                                                                                                    ------------
                                                                                                                    $  2,477,583
--------------------------------------------------------------------------------------------------------------------------------
Building - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                       $    235,000     $    239,700
Goodman Global Holdings, Inc., 7.875%, 2012                                                             250,000          255,000
Masonite Corp., 11%, 2015 (z)                                                                           341,000          340,148
NTK Holdings, Inc., 8.5%, 2014                                                                          545,000          554,538
                                                                                                                    ------------
                                                                                                                    $  1,389,386
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                             $    250,000     $    278,750
SunGard Data Systems, Inc., 10.25%, 2015                                                              1,145,000        1,245,188
Xerox Corp., 7.625%, 2013                                                                               250,000          271,294
                                                                                                                    ------------
                                                                                                                    $  1,795,232
--------------------------------------------------------------------------------------------------------------------------------
Cable TV - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                  $    325,000     $    342,063
CCO Holdings LLC, 8.75%, 2013                                                                           965,000        1,003,600
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                     400,000          396,000
Mediacom LLC, 9.5%, 2013                                                                                 55,000           56,513
NTL Cable PLC, 9.125%, 2016                                                                             400,000          425,000
                                                                                                                    ------------
                                                                                                                    $  2,223,176
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                          $    500,000     $    437,500
Innophos, Inc., 8.875%, 2014                                                                            585,000          606,938
Koppers, Inc., 9.875%, 2013                                                                             140,000          152,600
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                  600,000          624,000
Mosaic Co., 7.625%, 2016 (n)                                                                            550,000          573,375
Nalco Co., 8.875%, 2013                                                                                 160,000          170,400
                                                                                                                    ------------
                                                                                                                    $  2,564,813
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016                                                  $    200,000     $    217,500
--------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                          $    120,000     $    119,700
Jarden Corp., 7.5%, 2017                                                                                415,000          420,706
Service Corp. International, 7.375%, 2014                                                               125,000          130,938
Service Corp. International, 7%, 2017                                                                   540,000          545,400
Visant Holding Corp., 8.75%, 2013                                                                     1,000,000        1,067,500
                                                                                                                    ------------
                                                                                                                    $  2,284,244
--------------------------------------------------------------------------------------------------------------------------------
Containers - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                                         $  1,000,000     $  1,035,000
Greif, Inc., 6.75%, 2017 (n)                                                                            570,000          575,700
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                       595,000          623,263
                                                                                                                    ------------
                                                                                                                    $  2,233,963
--------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                             $    100,000     $     98,750
L-3 Communications Corp., 5.875%, 2015                                                                  750,000          731,250
                                                                                                                    ------------
                                                                                                                    $    830,000
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Avago Technologies Financial, 11.875%, 2015                                                        $     75,000     $     83,438
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                               40,000           41,300
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                                 95,000           98,088
Sensata Technologies B.V., 8%, 2014 (n)                                                                 425,000          427,125
                                                                                                                    ------------
                                                                                                                    $    649,951
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 6.212%, 2016                                                                     $    209,000     $    209,418
Gaz Capital S.A., 8.625%, 2034                                                                          495,000          631,868
Gazprom International S.A., 7.201%, 2020                                                              1,478,319        1,552,975
Gazprom OAO, 9.625%, 2013                                                                               550,000          651,750
Majapahit Holding B.V., 7.75%, 2016                                                                     200,000          208,000
National Power Corp., 6.875%, 2016 (n)                                                                  100,000          101,250
Pemex Project Funding Master Trust, 8.625%, 2022                                                        550,000          686,400
Pemex Project Funding Master Trust, 9.5%, 2027                                                          200,000          271,000
Pemex Project Funding Master Trust, 6.625%, 2035                                                      1,887,000        1,953,045
Petronas Capital Ltd., 7.875%, 2022                                                                     304,000          379,825
                                                                                                                    ------------
                                                                                                                    $  6,645,531
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 10.6%
--------------------------------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 8.75%, 2011                                                                $    920,000     $  1,037,300
Banque Centrale de Tunisie, 7.375%, 2012                                                                200,000          216,600
Federative Republic of Brazil, 6%, 2017                                                               1,007,000        1,004,986
Federative Republic of Brazil, 8%, 2018                                                                 543,000          607,889
Federative Republic of Brazil, 8.25%, 2034                                                              430,000          529,760
Federative Republic of Brazil, 7.125%, 2037                                                             800,000          868,000
Federative Republic of Brazil, 11%, 2040                                                                332,000          443,718
Republic of Argentina, 7%, 2013                                                                       1,558,000        1,492,824
Republic of Argentina, 8.28%, 2033                                                                      530,731          606,360
Republic of Argentina, FRN, 5.475%, 2012                                                              1,071,750        1,014,733
Republic of Colombia, 10.375%, 2033                                                                      20,000           28,550
Republic of Colombia, FRN, 7.16%, 2015                                                                  796,000          839,780
Republic of Croatia, FRN, 6.25%, 2010                                                                   795,455          799,782
Republic of El Salvador, 7.65%, 2035 (n)                                                                225,000          255,375
Republic of El Salvador, 7.65%, 2035                                                                    300,000          340,500
Republic of Indonesia, 8.5%, 2035                                                                     1,037,000        1,262,340
Republic of Panama, 9.375%, 2029                                                                        690,000          921,150
Republic of Peru, FRN, 5% to 2007, FRN to 2017                                                          428,160          426,019
Republic of Peru, FRN, 6.125%, 2017                                                                     329,080          327,435
Republic of Philippines, 9.375%, 2017                                                                   260,000          317,525
Republic of Philippines, 9.5%, 2030                                                                      20,000           26,550
Republic of Philippines, 7.75%, 2031                                                                    700,000          788,375
Republic of South Africa, 7.375%, 2012                                                                  520,000          566,800
Republic of Turkey, 11.5%, 2012                                                                          16,000           19,460
Republic of Turkey, 9.5%, 2014                                                                          300,000          347,250
Republic of Turkey, 7.25%, 2015                                                                          20,000           20,650
Republic of Turkey, 7%, 2016                                                                            150,000          151,965
Republic of Turkey, 7%, 2020                                                                            388,000          388,000
Republic of Turkey, 7.375%, 2025                                                                        297,000          302,940
Republic of Turkey, 8%, 2034                                                                             85,000           90,950
Republic of Turkey, 6.875%, 2036                                                                        800,000          756,000
Republic of Uruguay, 9.25%, 2017                                                                        630,000          768,600
Republic of Venezuela, 8.5%, 2014                                                                     1,757,000        1,937,093
Republic of Venezuela, 7%, 2018                                                                         670,000          674,355
Republic of Venezuela, 7.65%, 2025                                                                      427,000          452,193
Republic of Venezuela, 9.25%, 2027                                                                      196,000          244,020
Republica Orient Uruguay, 7.625%, 2036                                                                  300,000          326,400
United Mexican States, 6.625%, 2015                                                                     325,000          348,238
United Mexican States, 5.625%, 2017                                                                     394,000          395,576
United Mexican States, 8.3%, 2031                                                                       470,000          603,245
United Mexican States, 6.75%, 2034                                                                      913,000          996,540
                                                                                                                    ------------
                                                                                                                    $ 23,545,826
--------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                           $    650,000     $    663,000
Chesapeake Energy Corp., 7.5%, 2014                                                                     250,000          261,875
Chesapeake Energy Corp., 6.875%, 2016                                                                   190,000          192,375
Hilcorp Energy, 7.75%, 2015 (n)                                                                          95,000           95,000
Hilcorp Energy I, 9%, 2016 (n)                                                                          455,000          484,575
Newfield Exploration Co., 6.625%, 2014                                                                  310,000          307,675
Quicksilver Resources, Inc., 7.125%, 2016                                                             1,045,000        1,024,100
                                                                                                                    ------------
                                                                                                                    $  3,028,600
--------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                $     14,000     $     14,805
TNK-BP Finance S.A., 7.5%, 2016                                                                         500,000          528,750
                                                                                                                    ------------
                                                                                                                    $    543,555
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                $    250,000     $    250,000
--------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                      $    621,000     $    628,454
General Motors Acceptance Corp., 6.75%, 2014                                                            635,000          633,299
                                                                                                                    ------------
                                                                                                                    $  1,261,753
--------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                                      $    795,000     $    825,806
Dole Foods Co., Inc., 8.875%, 2011                                                                      700,000          696,500
                                                                                                                    ------------
                                                                                                                    $  1,522,306
--------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                               $    500,000     $    500,000
--------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (z)                                                       $    370,000     $    375,550
Harrah's Entertainment, Inc., 5.75%, 2017                                                             1,100,000          918,500
Majestic Star Casino LLC, 9.75%, 2011                                                                   880,000          844,800
MGM Mirage, Inc., 6.75%, 2013                                                                           750,000          740,625
Station Casinos, Inc., 6.5%, 2014                                                                       610,000          565,775
Wimar Opco LLC, 9.625%, 2014 (n)                                                                      1,000,000        1,006,250
Wynn Las Vegas LLC, 6.625%, 2014                                                                        750,000          742,500
                                                                                                                    ------------
                                                                                                                    $  5,194,000
--------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc., 7.5%, 2014 (z)                                                  $     15,000     $     15,263
Blount, Inc., 8.875%, 2012                                                                              325,000          338,813
Education Management LLC, 8.75%, 2014                                                                   250,000          263,125
                                                                                                                    ------------
                                                                                                                    $    617,201
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                               $    250,000     $    258,750
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                   $    250,000     $    200,625
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                     205,000          207,050
DaVita, Inc., 7.25%, 2015                                                                               720,000          727,200
HCA, Inc., 6.375%, 2015                                                                                 395,000          340,688
HCA, Inc., 9.25%, 2016 (n)                                                                              705,000          755,231
HealthSouth Corp., 10.75%, 2016 (n)                                                                     150,000          167,625
Omnicare, Inc., 6.875%, 2015                                                                            500,000          495,000
Psychiatric Solutions, Inc., 7.75%, 2015                                                                340,000          345,100
Tenet Healthcare Corp., 9.25%, 2015                                                                   1,005,000        1,003,744
U.S. Oncology, Inc., 10.75%, 2014                                                                       500,000          550,000
Vanguard Health Holding II, 9%, 2014                                                                    115,000          118,163
                                                                                                                    ------------
                                                                                                                    $  4,910,426
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                              $    250,000     $    245,625
FMG Finance Ltd., 10.625%, 2016 (n)                                                                     820,000          943,000
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                                 248,000          262,260
Massey Energy Co., 6.875%, 2013                                                                         155,000          148,800
Peabody Energy Corp., 7.375%, 2016                                                                      105,000          109,725
Peabody Energy Corp., "B", 6.875%, 2013                                                               2,015,000        2,040,188
PNA Group, Inc., 10.75%, 2016 (n)                                                                       500,000          530,000
                                                                                                                    ------------
                                                                                                                    $  4,279,598
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 5.1%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                                           $    128,754     $    125,881
Fannie Mae, 5.369%, 2013                                                                                 98,990          100,033
Fannie Mae, 4.778%, 2014                                                                                123,549          122,176
Fannie Mae, 4.871%, 2014                                                                                324,054          321,965
Fannie Mae, 4.88%, 2014                                                                                  67,647           66,884
Fannie Mae, 4.551%, 2015                                                                                149,629          145,999
Fannie Mae, 4.56%, 2015                                                                                  77,951           75,922
Fannie Mae, 4.6%, 2015                                                                                   29,372           28,646
Fannie Mae, 4.7%, 2015                                                                                  153,432          150,618
Fannie Mae, 4.78%, 2015                                                                                  87,138           85,946
Fannie Mae, 4.856%, 2015                                                                                 68,565           67,285
Fannie Mae, 4.925%, 2015                                                                                156,026          155,302
Fannie Mae, 5.034%, 2015                                                                                114,853          115,073
Fannie Mae, 5.09%, 2016                                                                                 144,136          144,501
Fannie Mae, 5.423%, 2016                                                                                 34,646           35,597
Fannie Mae, 5.845%, 2016                                                                                 77,510           79,869
Fannie Mae, 4.996%, 2017                                                                                310,134          310,062
Fannie Mae, 5.05%, 2017                                                                                  70,000           69,748
Fannie Mae, 5.5%, 2017 - 2036                                                                         4,831,025        4,806,267
Fannie Mae, 4.5%, 2019                                                                                1,376,411        1,335,697
Fannie Mae, 6%, 2034                                                                                  1,015,897        1,028,001
Freddie Mac, 4.5%, 2015 - 2021                                                                          197,970          196,165
Freddie Mac, 5%, 2018 - 2024                                                                          1,264,729        1,253,270
Freddie Mac, 5.5%, 2024 - 2027                                                                          630,605          631,020
                                                                                                                    ------------
                                                                                                                    $ 11,451,927
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                 $    300,000     $    301,500
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                  $    300,000     $    313,500
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                       600,000          637,500
Williams Cos., Inc., 8.75%, 2032                                                                      1,000,000        1,145,000
Williams Partners LP, 7.25%, 2017 (n)                                                                   175,000          183,750
                                                                                                                    ------------
                                                                                                                    $  2,279,750
--------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                                $     55,000     $     56,444
Citizens Communications Co., 9.25%, 2011                                                                250,000          278,125
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                      375,000          401,250
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                         195,000          210,113
Qwest Capital Funding, Inc., 7.25%, 2011                                                                235,000          240,581
Qwest Corp., 8.875%, 2012                                                                               260,000          287,300
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                         300,000          321,750
Windstream Corp., 8.625%, 2016                                                                          300,000          328,500
Windstream Corp., 7%, 2019 (z)                                                                           65,000           65,244
                                                                                                                    ------------
                                                                                                                    $  2,189,307
--------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                          $    305,000     $    298,138
Compagnie Generale De Geophysique-Veritas, 7.75%, 2017                                                  270,000          279,450
                                                                                                                    ------------
                                                                                                                    $    577,588
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                        $    300,000     $    319,500
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                        80,000           84,800
HSBK Europe B.V., 7.75%, 2013 (n)                                                                       100,000          103,750
HSBK Europe B.V., 7.75%, 2013                                                                           600,000          622,500
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                                  101,000          102,672
Kazkommerts International B.V., 8%, 2015                                                                900,000          906,750
RSHB Capital S.A., 7.175%, 2013                                                                       1,150,000        1,203,188
Russian Standard Finance S.A., 8.625%, 2011                                                             500,000          495,000
VTB Capital S.A., 7.5%, 2011                                                                             54,000           57,365
                                                                                                                    ------------
                                                                                                                    $  3,895,525
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                 $    242,000     $    252,285
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                                  $    900,000     $  1,032,390
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                      $    500,000     $    477,500
Dex Media, Inc., 0% to 2008, 9% to 2013                                                                 250,000          231,250
Idearc, Inc., 8%, 2016 (n)                                                                              685,000          703,838
MediaNews Group, Inc., 6.875%, 2013                                                                     130,000          120,250
R.H. Donnelley Corp., 8.875%, 2016                                                                      530,000          565,775
                                                                                                                    ------------
                                                                                                                    $  2,098,613
--------------------------------------------------------------------------------------------------------------------------------
Retailers - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                  $    230,000     $    230,575
Neiman Marcus Group, Inc., 10.375%, 2015                                                                 50,000           56,000
                                                                                                                    ------------
                                                                                                                    $    286,575
--------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                       $     10,000     $     10,625
Michaels Stores, Inc., 11.375%, 2016 (n)                                                                210,000          227,850
Payless ShoeSource, Inc., 8.25%, 2013                                                                    80,000           82,800
                                                                                                                    ------------
                                                                                                                    $    321,275
--------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                        $    185,000     $    192,318
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                            $    300,000     $    319,500
Rogers Wireless, Inc., 6.375%, 2014                                                                      50,000           51,313
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                         375,000          432,188
                                                                                                                    ------------
                                                                                                                    $    803,001
--------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                          $    595,000     $    641,113
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.7%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009                                                                           $  1,932,000     $  2,014,011
Fannie Mae, 6%, 2011                                                                                  1,340,000        1,399,733
Fannie Mae, 4.625%, 2013                                                                              2,581,000        2,548,843
Fannie Mae, 5.25%, 2016                                                                               1,916,000        1,964,162
Fannie Mae, 7.125%, 2030                                                                              1,234,000        1,564,850
Freddie Mac, 4.625%, 2008                                                                             2,986,000        2,974,746
Freddie Mac, 5.125%, 2008                                                                               200,000          200,297
                                                                                                                    ------------
                                                                                                                    $ 12,666,642
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.1%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                                    $     53,000     $     55,818
U.S. Treasury Bonds, 9.25%, 2016                                                                        576,000          772,178
U.S. Treasury Bonds, 6%, 2026                                                                           106,000          122,008
U.S. Treasury Bonds, 6.75%, 2026                                                                        284,000          354,379
U.S. Treasury Bonds, 4.5%, 2036                                                                          52,000           50,432
U.S. Treasury Notes, 6.125%, 2007                                                                       435,000          437,124
U.S. Treasury Notes, 5.5%, 2008                                                                       1,223,000        1,229,736
U.S. Treasury Notes, 3.125%, 2008                                                                     2,703,000        2,637,220
U.S. Treasury Notes, 5.125%, 2011                                                                     1,279,000        1,309,206
U.S. Treasury Notes, 4.25%, 2013                                                                        298,000          293,739
U.S. Treasury Notes, 5.125%, 2016                                                                     1,604,000        1,670,290
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                                 279,173          283,949
                                                                                                                    ------------
                                                                                                                    $  9,216,079
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                            $    240,000     $    260,400
Edison Mission Energy, 7.75%, 2016                                                                      250,000          265,000
Midwest Generation LLC, 8.75%, 2034                                                                      90,000           96,975
Mirant North American LLC, 7.375%, 2013                                                                 135,000          138,713
NRG Energy, Inc., 7.375%, 2016                                                                          755,000          770,100
NRG Energy, Inc., 7.375%, 2017                                                                          460,000          468,050
TXU Corp., 5.55%, 2014                                                                                  355,000          324,694
                                                                                                                    ------------
                                                                                                                    $  2,323,932
--------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $121,453,282)                                                                         $123,350,574
--------------------------------------------------------------------------------------------------------------------------------

Common Stocks - 37.4%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                     4,170     $    405,658
Northrop Grumman Corp.                                                                                   17,116        1,229,785
                                                                                                                    ------------
                                                                                                                    $  1,635,443
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                     16,310     $    520,615
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                           4,530     $    291,098
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                           12,350     $    374,823
News Corp., "A"                                                                                          15,580          351,017
Walt Disney Co.                                                                                           7,609          260,684
                                                                                                                    ------------
                                                                                                                    $    986,524
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                 4,130     $    832,608
Lehman Brothers Holdings, Inc.                                                                            5,052          370,312
Morgan Stanley                                                                                           18,340        1,374,033
                                                                                                                    ------------
                                                                                                                    $  2,576,953
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                    3,179     $    235,500
Dow Chemical Co.                                                                                         16,044          702,727
E.I. du Pont de Nemours & Co.                                                                            11,590          588,193
                                                                                                                    ------------
                                                                                                                    $  1,526,420
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. (a)                                                                             14,288     $    612,098
McAfee, Inc. (a)                                                                                          3,893          117,257
                                                                                                                    ------------
                                                                                                                    $    729,355
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                      14,070     $    554,077
International Business Machines Corp.                                                                     6,550          609,216
                                                                                                                    ------------
                                                                                                                    $  1,163,293
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                        19,130     $    485,328
--------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                      1,573     $    107,137
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                     14,230     $    496,912
Rockwell Automation, Inc.                                                                                 2,047          127,098
                                                                                                                    ------------
                                                                                                                    $    624,010
--------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                            32,260     $  2,213,359
ConocoPhillips                                                                                            2,010          131,494
Exxon Mobil Corp.                                                                                        38,320        2,746,778
Hess Corp.                                                                                               15,330          813,257
                                                                                                                    ------------
                                                                                                                    $  5,904,888
--------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                       6,917     $    389,842
--------------------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                   9,290     $    217,479
--------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                              1,440     $    121,666
Hilton Hotels Corp.                                                                                      19,031          671,794
International Game Technology                                                                             3,200          132,000
Penn National Gaming, Inc. (a)                                                                            3,100          144,553
                                                                                                                    ------------
                                                                                                                    $  1,070,013
--------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                                7,725     $    223,793
Federated Department Stores, Inc.                                                                        22,555        1,007,306
                                                                                                                    ------------
                                                                                                                    $  1,231,099
--------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                                      5,720     $    189,218
Humana, Inc. (a)                                                                                         11,100          664,224
                                                                                                                    ------------
                                                                                                                    $    853,442
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                                 16,877     $    947,812
Allstate Corp.                                                                                            7,670          460,660
Hartford Financial Services Group, Inc.                                                                   5,520          521,971
IPC Holdings Ltd.                                                                                         4,590          133,385
MetLife, Inc.                                                                                            17,420        1,100,073
Travelers Cos., Inc.                                                                                     17,940          910,634
Zenith National Insurance Corp.                                                                           9,510          457,907
                                                                                                                    ------------
                                                                                                                    $  4,532,442
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                             3,780     $    509,090
Eaton Corp.                                                                                               3,030          245,460
Timken Co.                                                                                                6,099          174,309
                                                                                                                    ------------
                                                                                                                    $    928,859
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                    49,981     $  2,542,533
JPMorgan Chase & Co.                                                                                     43,880        2,167,672
PNC Financial Services Group, Inc.                                                                        7,720          565,953
Regions Financial Corp.                                                                                  16,779          601,024
                                                                                                                    ------------
                                                                                                                    $  5,877,182
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                            8,560     $    477,306
--------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                         2,680     $    122,985
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                        1,400     $    174,874
Southern Copper Corp.                                                                                     9,580          674,432
                                                                                                                    ------------
                                                                                                                    $    849,306
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                      33,490     $    903,225
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                                          6,430     $    286,006
CapitalSource, Inc., REIT                                                                                32,245          831,599
Citigroup, Inc.                                                                                          51,553        2,598,271
Countrywide Financial Corp.                                                                              30,949        1,184,728
Fannie Mae                                                                                                9,520          540,070
First Marblehead Corp.                                                                                    1,700           76,738
IndyMac Bancorp, Inc.                                                                                    16,520          567,132
New York Community Bancorp, Inc.                                                                         91,427        1,530,488
                                                                                                                    ------------
                                                                                                                    $  7,615,032
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                           2,472     $    130,126
Johnson & Johnson                                                                                         8,330          525,207
Merck & Co., Inc.                                                                                        36,613        1,616,830
Pfizer, Inc.                                                                                             21,440          535,142
Wyeth                                                                                                     6,190          302,815
                                                                                                                    ------------
                                                                                                                    $  3,110,120
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                                                                                 3,980     $    143,996
Scholastic Corp. (a)                                                                                      3,640          126,636
                                                                                                                    ------------
                                                                                                                    $    270,632
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 12.5%
--------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT                                                              10,350     $  1,088,717
Archstone-Smith Trust, REIT                                                                              20,205        1,139,764
AvalonBay Communities, Inc., REIT                                                                         6,504          894,690
BRE Properties, Inc., "A", REIT                                                                          17,836        1,183,419
Developers Diversified Realty Corp., REIT                                                                15,295        1,002,740
Douglas Emmett, Inc., REIT                                                                                7,360          203,578
EastGroup Properties, Inc., REIT                                                                         15,883          857,364
Equity Residential, REIT                                                                                 15,188          771,399
General Growth Properties, Inc., REIT                                                                    16,129        1,023,062
GMH Communities Trust, REIT                                                                              68,037          727,316
Health Care Poperty Investors, Inc., REIT                                                                21,737          799,269
Highwoods Properties, Inc., REIT                                                                         25,659        1,133,615
Host Hotels & Resorts, Inc., REIT                                                                        33,991          893,283
Innkeepers USA Trust, REIT                                                                               32,784          547,493
iStar Financial, Inc., REIT                                                                              20,703          990,639
Kimco Realty Corp., REIT                                                                                 22,688        1,140,299
Lexington Corporate Properties Trust, REIT                                                               46,129          947,951
Macerich Co., REIT                                                                                       14,256        1,334,362
Medical Properties Trust, Inc., REIT                                                                     56,871          873,539
Nationwide Health Properties, Inc., REIT                                                                 19,164          633,945
Pennsylvania Real Estate Investment Trust, REIT                                                          31,424        1,356,260
ProLogis, REIT                                                                                           14,559          962,787
Public Storage, Inc., REIT                                                                                8,445          855,225
Regency Centers Corp., REIT                                                                              10,154          870,604
Simon Property Group, Inc., REIT                                                                         13,602        1,533,489
SL Green Realty Corp., REIT                                                                               9,901        1,444,160
Ventas, Inc., REIT                                                                                       34,576        1,584,618
Vornado Realty Trust, REIT                                                                                8,171        1,039,351
                                                                                                                    ------------
                                                                                                                    $ 27,832,938
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                         3,170     $    183,670
--------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                    17,490     $    557,231
--------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                                     5,930     $    217,275
Limited Brands, Inc.                                                                                      5,760          159,437
OfficeMax, Inc.                                                                                          10,620          551,178
                                                                                                                    ------------
                                                                                                                    $    927,890
--------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                               17,930     $    659,824
Citizens Communications Co.                                                                              28,730          432,961
Embarq Corp.                                                                                             21,369        1,182,774
Qwest Communications International, Inc. (a)                                                             34,870          309,646
Verizon Communications, Inc.                                                                             23,940          896,074
                                                                                                                    ------------
                                                                                                                    $  3,481,279
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                       21,620     $  1,822,134
Reynolds American, Inc.                                                                                   9,878          603,052
                                                                                                                    ------------
                                                                                                                    $  2,425,186
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                                  7,650     $    654,305
Duke Energy Corp.                                                                                        18,280          359,933
FirstEnergy Corp.                                                                                         9,750          610,058
FPL Group, Inc.                                                                                           4,320          255,182
TXU Corp.                                                                                                19,942        1,319,163
                                                                                                                    ------------
                                                                                                                    $  3,198,641
--------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $79,158,795)                                                                  $ 83,606,863
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate Loans - 2.2% (g)(r)
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%. 2013                                                           $  1,093,659     $  1,104,596
General Motors Corp., Term Loan B, 7.695%, 2013                                                         640,934          647,644
Mark IV Industries, Inc., Second Lien Term Loan, 11.1163%, 2011                                         300,597          303,353
                                                                                                                    ------------
                                                                                                                    $  2,055,593
--------------------------------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 2013 (o)                                                $    200,282     $    201,264
Mediacom Communications Corp., Term Loan A, 2012 (o)                                                    181,685          180,095
                                                                                                                    ------------
                                                                                                                    $    381,359
--------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.3547%, 2012                                                    $    157,939     $    159,321
Georgia-Pacific Corp., Term Loan B-2, 7.1137%, 2013                                                      19,701           19,845
                                                                                                                    ------------
                                                                                                                    $    179,166
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6138%, 2013                                                              $    519,118     $    525,058
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                            $     87,776     $     88,369
Allied Waste North America, Inc., Term Loan, 2012 (o)                                                   213,469          214,865
                                                                                                                    ------------
                                                                                                                    $    303,234
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.32%, 2014                                                             $  1,051,735     $  1,060,281
--------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                                                     $    424,730     $    428,473
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $4,902,975)                                                             $  4,933,164
--------------------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.1%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07 (y)                                           $  8,799,000     $  8,799,000
Falcon Asset Securitization Co. LLC, 5.32%, due 3/01/07 (t)(y)                                          305,000          305,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                                                     $  9,104,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $214,619,052)(k)                                                                $220,994,601
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                                  2,227,686
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $223,222,287
--------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of February 28, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $122,191,105 and 55.29% of market value. An independent pricing service provided an evaluated bid for
    50.94% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,412,708 representing 6.9% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                          CURRENT
                                                                        ACQUISITION      ACQUISITION      MARKET      TOTAL % OF
RESTRICTED SECURITIES                                                       DATE             COST         VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc., 7.5%, 2014                             2/23/07         $ 15,000      $   15,263
Great Canadian Gaming Corp., 7.25%, 2015                              2/07/07-2/26/07      373,019         375,550
Griffin Coal Mining Co., 9.5%, 2016                                      11/10/06          248,000         262,260
Masonite Corp., 11%, 2015                                            11/07/06-1/04/07      313,415         340,148
Windstream Corp., 7%, 2019                                                2/12/07           65,000          65,244
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                             $1,058,465       0.5%
                                                                                                        ------------------------

The following abbreviations are used in this report and are defined:

FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $214,619,052)               $220,994,601
Cash                                                                      54,461
Receivable for investments sold                                          448,413
Receivable for fund shares sold                                        4,076,053
Interest and dividends receivable                                      2,387,077
Receivable from investment adviser                                        62,522
Other assets                                                               2,900
------------------------------------------------------------------------------------------------------
Total assets                                                                              $228,026,027
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $194,770
Payable for investments purchased                                      3,907,349
Payable for fund shares reacquired                                       564,133
Payable to affiliates
  Management fee                                                           7,913
  Shareholder servicing costs                                              8,426
  Distribution and service fees                                            6,062
  Administrative services fee                                                261
Payable for independent trustees' compensation                               765
Accrued expenses and other liabilities                                   114,061
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,803,740
------------------------------------------------------------------------------------------------------
Net assets                                                                                $223,222,287
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $216,160,380
Unrealized appreciation (depreciation) on investments                  6,375,549
Accumulated net realized gain (loss) on investments                      668,904
Undistributed net investment income                                       17,454
------------------------------------------------------------------------------------------------------
Net assets                                                                                $223,222,287
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   20,392,075
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $156,446,723
  Shares outstanding                                                  14,288,187
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.95
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $11.50
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $64,316,330
  Shares outstanding                                                   5,879,355
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.94
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,459,234
  Shares outstanding                                                     224,533
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.95
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Period ended 2/28/07 (c)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $2,904,044
  Dividends                                                               762,790
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $3,666,834
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $443,931
  Distribution and service fees                                           318,957
  Shareholder servicing costs                                              67,954
  Administrative services fee                                              20,048
  Independent trustees' compensation                                        1,400
  Custodian fee                                                            73,323
  Shareholder communications                                               29,929
  Auditing fees                                                            51,519
  Legal fees                                                                1,836
  Miscellaneous                                                            28,761
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,037,658
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (7,088)
  Reduction of expenses by investment adviser                            (273,154)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $757,416
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $2,909,418
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
on investment transactions                                                                    $853,945
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                             $6,375,549
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $7,229,494
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $10,138,912
------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   PERIOD ENDED
                                                                     2/28/07(c)

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                                $2,909,418
Net realized gain (loss) on investments                                 853,945
Net unrealized gain (loss) on investments                             6,375,549
-------------------------------------------------------------------------------
Change in net assets from operations                                $10,138,912
-------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(2,272,559)
  Class C                                                              (653,322)
  Class I                                                               (72,756)
From net realized gain on investments
  Class A                                                               (29,122)
  Class C                                                               (10,423)
  Class I                                                                  (541)
-------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(3,038,723)
-------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $216,122,098
-------------------------------------------------------------------------------
Total change in net assets                                         $223,222,287
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
At end of period (including undistributed
net investment income of $17,454)                                  $223,222,287
-------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                PERIOD ENDED
CLASS A                                                           2/28/07(c)

Net asset value, beginning of period                                  $10.00
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                                            $0.37
  Net realized and unrealized gain (loss) on investments                0.93
----------------------------------------------------------------------------
Total from investment operations                                       $1.30
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                                          $(0.35)
  From net realized gain on investments
  and foreign currency transactions                                    (0.00)(w)
----------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.35)
----------------------------------------------------------------------------
Net asset value, end of period                                        $10.95
----------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                             13.20(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.36(a)
Expenses after expense reductions (f)                                   0.95(a)
Net investment income                                                   4.45(a)
Portfolio turnover                                                        46%
Net assets at end of period (000 Omitted)                           $156,447
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS C                                                           2/28/07(c)

Net asset value, beginning of period                                  $10.00
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                                            $0.30
  Net realized and unrealized gain (loss) on investments                0.93
----------------------------------------------------------------------------
Total from investment operations                                       $1.23
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                                          $(0.29)
  From net realized gain on investments
  and foreign currency transactions                                    (0.00)(w)
----------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.29)
----------------------------------------------------------------------------
Net asset value, end of period                                        $10.94
----------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                             12.51(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.01(a)
Expenses after expense reductions (f)                                   1.65(a)
Net investment income                                                   3.67(a)
Portfolio turnover                                                        46%
Net assets at end of period (000 Omitted)                            $64,316
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS I                                                           2/28/07(c)

Net asset value, beginning of period                                  $10.00
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (d)                                            $0.41
  Net realized and unrealized gain (loss) on investments                0.91
----------------------------------------------------------------------------
Total from investment operations                                       $1.32
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------
  From net investment income                                          $(0.37)
  From net realized gain on investments
  and foreign currency transactions                                    (0.00)(w)
----------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.37)
----------------------------------------------------------------------------
Net asset value, end of period                                        $10.95
----------------------------------------------------------------------------
Total return (%) (r)(s)                                                13.45(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.29(a)
Expenses after expense reductions (f)                                   0.65(a)
Net investment income                                                   4.84(a)
Portfolio turnover                                                       46%
Net assets at end of period (000 Omitted)                             $2,459
----------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex- dividend or ex-interest date in an amount equal to the value of the security on such date. Dividends received on REITs that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the period ended February 28, 2007 is as follows:

          Ordinary income (including any
          short-term capital gains)                       $3,038,723

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07
          Cost of investments                           $214,749,832
          ----------------------------------------------------------
          Gross appreciation                              $7,025,076
          Gross depreciation                                (780,307)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $6,244,769
          Undistributed ordinary income                    1,539,424
          Other temporary differences                       (722,286)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The adviser has engaged a sub-adviser for the real estate related component of the fund: Sun Capital Advisers LLC, an affiliate of the adviser, referred to as Sun Capital or the sub-adviser. At the commencement of the period, MFS paid a sub-advisory fee in the amount equal to 0.40% annually of the average daily net asset value of the fund's assets managed by the sub-adviser. Effective July 1, 2006, the sub-advisory fee is 0.30% annually of the average daily net asset value of the fund's assets managed by the sub-adviser.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets:

                     CLASS A        CLASS C        CLASS I
                      0.95%          1.65%          0.65%

This written agreement will continue through June 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the period ended February 28, 2007, this reduction amounted to $272,838 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $255,697 for the period ended February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                               TOTAL          ANNUAL        DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE
Class A                       0.10%          0.25%              0.35%          0.30%            $148,988
Class C                       0.75%          0.25%              1.00%          1.00%             169,969
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $318,957

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 28, 2007 based on each class' average daily net assets. 0.05% of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the period ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $   --
              Class C                                     $7,745

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended February 28, 2007, the fee was $48,922, which equated to 0.0716% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the period ended February 28, 2007, the sub- accounting fee for SRS was $698, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the period ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $14,639. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the period ended February 28, 2007 was equivalent to an annual effective rate of 0.0294% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended February 28, 2007, the fee paid to Tarantino LLC was $528. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $316, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES
U.S. government securities                         $38,997,366       $5,733,564
Investments (non-U.S. government securities)      $200,904,514      $31,289,181

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                           PERIOD ENDED
                                                            2/28/07(c)
                                                     SHARES           AMOUNT

Shares sold
  Class A                                          15,839,726      $168,001,449
  Class C                                           6,062,654        64,640,226
  Class I                                             330,293         3,408,157
-------------------------------------------------------------------------------
                                                   22,232,673      $236,049,832
Shares issued to shareholders in
reinvestment of distributions
  Class A                                             169,948        $1,832,412
  Class C                                              35,102           379,283
  Class I                                               6,874            73,117
-------------------------------------------------------------------------------
                                                      211,924        $2,284,812

Shares reacquired
  Class A                                          (1,721,487)     $(18,641,988)
  Class C                                            (218,401)       (2,353,187)
  Class I                                            (112,634)       (1,217,371)
-------------------------------------------------------------------------------
                                                   (2,052,522)     $(22,212,546)
Net change
  Class A                                          14,288,187      $151,191,873
  Class C                                           5,879,355        62,666,322
  Class I                                             224,533         2,263,903
-------------------------------------------------------------------------------
                                                   20,392,075      $216,122,098

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

(6) LINE OF CREDIT

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus 0.35%. The fund had no significant borrowings during the period.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Diversified Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Diversified Income Fund (the Fund), including the portfolio of investments, as of February 28, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period from May 26, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Diversified Income Fund at February 28, 2007, the results of its operations, the changes in its net assets, and its financial highlights for the period from May 26, 2006 to February 28, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 16, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of April 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                              PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD         TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND                 SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------           ----------------         ---------------      ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                  February 2004        Massachusetts Financial Services
(born 10/20/63)                                                             Company, Chief Executive Officer,
                                                                            President, Chief Investment Officer
                                                                            and Director

Robert C. Pozen(k)            Trustee                  February 2004        Massachusetts Financial Services
(born 8/08/46)                                                              Company, Chairman (since February
                                                                            2004); MIT Sloan School (education),
                                                                            Senior Lecturer (since 2006);
                                                                            Secretary of Economic Affairs, The
                                                                            Commonwealth of Massachusetts
                                                                            (January 2002 to December 2002);
                                                                            Fidelity Investments, Vice Chairman
                                                                            (June 2000 to December 2001);
                                                                            Fidelity Management & Research
                                                                            Company (investment adviser),
                                                                            President (March 1997 to July 2001);
                                                                            Bell Canada Enterprises
                                                                            (telecommunications), Director;
                                                                            Medtronic, Inc. (medical technology),
                                                                            Director; Telesat (satellite
                                                                            communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair        February 1992        Private investor; Eastern
(born 5/01/36)                of Trustees                                   Enterprises (diversified services
                                                                            company), Chairman, Trustee and
                                                                            Chief Executive Officer (until
                                                                            November 2000)

Robert E. Butler(n)           Trustee                  January 2006         Consultant - regulatory and
(born 11/29/41)                                                             compliance matters (since July
                                                                            2002); PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (November 2000 until June
                                                                            2002)

Lawrence H. Cohn, M.D.        Trustee                  August 1993          Brigham and Women's Hospital,
(born 3/11/37)                                                              Chief of Cardiac Surgery (2005);
                                                                            Harvard Medical School, Professor
                                                                            of Cardiac Surgery; Physician
                                                                            Director of Medical Device
                                                                            Technology for Partners HealthCare

David H. Gunning              Trustee                  January 2004         Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                              products and service provider),
                                                                            Vice Chairman/Director (since
                                                                            April 2001); Portman Limited
                                                                            (mining), Director (since 2005);
                                                                            Encinitos Ventures (private
                                                                            investment company), Principal
                                                                            (1997 to April 2001); Lincoln
                                                                            Electric Holdings, Inc. (welding
                                                                            equipment manufacturer), Director

William R. Gutow              Trustee                  December 1993        Private investor and real estate
(born 9/27/41)                                                              consultant; Capitol Entertainment
                                                                            Management Company (video
                                                                            franchise), Vice Chairman;
                                                                            Atlantic Coast Tan (tanning
                                                                            salons), Vice Chairman (since
                                                                            2002)

Michael Hegarty               Trustee                  December 2004        Retired; AXA Financial (financial
(born 12/21/44)                                                             services and insurance), Vice
                                                                            Chairman and Chief Operating
                                                                            Officer (until May 2001); The
                                                                            Equitable Life Assurance Society
                                                                            (insurance), President and Chief
                                                                            Operating Officer (until May 2001)

Lawrence T. Perera            Trustee                  July 1981            Hemenway & Barnes (attorneys),
(born 6/23/35)                                                              Partner

J. Dale Sherratt              Trustee                  August 1993          Insight Resources, Inc.
(born 9/23/38)                                                              (acquisition planning
                                                                            specialists), President; Wellfleet
                                                                            Investments (investor in health
                                                                            care companies), Managing General
                                                                            Partner (since 1993); Cambridge
                                                                            Nutraceuticals (professional
                                                                            nutritional products), Chief
                                                                            Executive Officer (until May 2001)

Laurie J. Thomsen             Trustee                  March 2005           Private investor; Prism Venture
(born 8/05/57)                                                              Partners (venture capital), Co-
                                                                            founder and General Partner (until
                                                                            June 2004); St. Paul Travelers
                                                                            Companies (commercial property
                                                                            liability insurance), Director

Robert W. Uek                 Trustee                  January 2006         Retired (since 1999);
(born 5/18/41)                                                              PricewaterhouseCoopers LLP
                                                                            (professional services firm), Partner
                                                                            (until 1999); Consultant to
                                                                            investment company industry (since
                                                                            2000); TT International Funds (mutual
                                                                            fund complex), Trustee (2000 until
                                                                            2005); Hillview Investment Trust II
                                                                            Funds (mutual fund complex), Trustee
                                                                            (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)             President                November 2005        Massachusetts Financial Services
(born 12/01/58)                                                             Company, Executive Vice President
                                                                            and Chief Regulatory Officer (since
                                                                            March 2004); Fidelity Management &
                                                                            Research Company, Vice President
                                                                            (prior to March 2004); Fidelity Group
                                                                            of Funds, President and Treasurer
                                                                            (prior to March 2004)

Tracy Atkinson(k)             Treasurer                September 2005       Massachusetts Financial Services
(born 12/30/64)                                                             Company, Senior Vice President
                                                                            (since September 2004);
                                                                            PricewaterhouseCoopers LLP, Partner
                                                                            (prior to September 2004)

Christopher R. Bohane(k)      Assistant Secretary      July 2005            Massachusetts Financial Services
(born 1/18/74)                and Assistant Clerk                           Company, Vice President and Senior
                                                                            Counsel (since April 2003);
                                                                            Kirkpatrick & Lockhart LLP (law
                                                                            firm), Associate (prior to April
                                                                            2003)

Ethan D. Corey(k)             Assistant Secretary      July 2005            Massachusetts Financial Services
(born 11/21/63)               and Assistant Clerk                           Company, Special Counsel (since
                                                                            December 2004); Dechert LLP (law
                                                                            firm), Counsel (prior to December
                                                                            2004)

David L. DiLorenzo(k)         Assistant Treasurer      July 2005            Massachusetts Financial Services
(born 8/10/68)                                                              Company, Vice President (since
                                                                            June 2005); JP Morgan Investor
                                                                            Services, Vice President (prior to
                                                                            June 2005)

Timothy M. Fagan(k)           Assistant Secretary      September 2005       Massachusetts Financial Services
(born 7/10/68)                and Assistant Clerk                           Company, Vice President and Senior
                                                                            Counsel (since September 2005); John
                                                                            Hancock Advisers, LLC, Vice President
                                                                            and Chief Compliance Officer
                                                                            (September 2004 to August 2005),
                                                                            Senior Attorney (prior to September
                                                                            2004); John Hancock Group of Funds,
                                                                            Vice President and Chief Compliance
                                                                            Officer (September 2004 to December
                                                                            2004)

Mark D. Fischer(k)            Assistant Treasurer      July 2005            Massachusetts Financial Services
(born 10/27/70)                                                             Company, Vice President (since May
                                                                            2005); JP Morgan Investment
                                                                            Management Company, Vice President
                                                                            (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary      June 2006            Massachusetts Financial Services
(born 3/07/73)                and Assistant Clerk                           Company, Assistant Vice President
                                                                            and Counsel (since May 2006); John
                                                                            Hancock Advisers, LLC, Assistant Vice
                                                                            President and Counsel (May 2005 to
                                                                            April 2006); John Hancock Advisers,
                                                                            LLC, Attorney and Assistant Secretary
                                                                            (prior to May 2005)

Ellen Moynihan(k)             Assistant Treasurer      April 1997           Massachusetts Financial Services
(born 11/13/57)                                                             Company, Senior Vice President

Susan S. Newton(k)            Assistant Secretary      May 2005             Massachusetts Financial Services
(born 3/07/50)                and Assistant Clerk                           Company, Senior Vice President and
                                                                            Associate General Counsel (since
                                                                            April 2005); John Hancock Advisers,
                                                                            LLC, Senior Vice President, Secretary
                                                                            and Chief Legal Officer (prior to
                                                                            April 2005); John Hancock Group of
                                                                            Funds, Senior Vice President,
                                                                            Secretary and Chief Legal Officer
                                                                            (prior to April 2005)

Susan A. Pereira(k)           Assistant Secretary      July 2005            Massachusetts Financial Services
(born 11/05/70)               and Assistant Clerk                           Company, Vice President and Senior
                                                                            Counsel (since June 2004); Bingham
                                                                            McCutchen LLP (law firm), Associate
                                                                            (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk      January 2006         Massachusetts Financial Services
(born 5/01/52)                                                              Company, Executive Vice President,
                                                                            General Counsel and Secretary (since
                                                                            January 2006); Wilmer Cutler
                                                                            Pickering Hale and Dorr LLP (law
                                                                            firm), Partner (prior to January
                                                                            2006)

Frank L. Tarantino            Independent Chief        June 2004            Tarantino LLC (provider of
(born 3/07/44)                Compliance Officer                            compliance services), Principal
                                                                            (since June 2004); CRA Business
                                                                            Strategies Group (consulting
                                                                            services), Executive Vice President
                                                                            (April 2003 to June 2004); David L.
                                                                            Babson & Co. (investment adviser),
                                                                            Managing Director, Chief
                                                                            Administrative Officer and Director
                                                                            (prior to March 2003)

James O. Yost(k)              Assistant Treasurer      September 1990       Massachusetts Financial Services
(born 6/12/60)                                                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                  225 Franklin Street
                                                            Boston, MA 02110

SUB-INVESTMENT ADVISER                                      Effective March 1, 2007, the custodian changed to:
Sun Capital Advisers LLC                                    JPMorgan Chase Bank
One Sun Life Executive Park                                 One Chase Manhattan Plaza
Wellesley Hills, MA 02481                                   New York, NY 10081

DISTRIBUTOR                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                  200 Clarendon Street
                                                            Boston, MA 02116
PORTFOLIO MANAGERS
John Addeo
David Cole
Richard Gable
Thomas Pedulla
Matthew Ryan
Jonathan Sage
Leo Saraceno
Geoffrey Schechter
James Swanson

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $38,282 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 10.88% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                              MFS(R) GOVERNMENT SECURITIES FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              4
------------------------------------------------------------------
EXPENSE TABLE                                                    7
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         9
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             13
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         16
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             17
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            18
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   26
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         39
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           40
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   46
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           46
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  46
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         46
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           47
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        MFG-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      95.5%
              Cash & Other Net Assets                     4.5%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 49.2%
              ------------------------------------------------
              U.S. Government Agencies                   37.0%
              ------------------------------------------------
              U.S. Treasury Securities                    9.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         100%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.1
              ------------------------------------------------
              Average Life (i)(m)                     6.6 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                14.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AAA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 02/28/07.

Percentages are based on net assets as of 02/28/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended February 28, 2007, Class A shares of the MFS Government Securities Fund provided a total return of 4.75%, at net asset value. This compares with a return of 5.36% for the fund's benchmark, the Lehman Brothers U.S. Government/Mortgage Bond Index.

DETRACTORS FROM PERFORMANCE

Relative to the benchmark, a number of U.S. Treasury securities held by the portfolio detracted from relative performance. Yield curve(y) positioning also had a minor negative impact on relative results.

CONTRIBUTORS TO PERFORMANCE

An overweighted position in U.S. Government Agency securities contributed to relative returns. A combination of the reduction of new issues in the marketplace and solid demand for Agency debt helped lower the spread between Agency and Treasury securities, boosting the performance of this sector over the reporting period. Holdings of mortgage-backed securities also helped as a result of low interest rate volatility and an income advantage over Treasury securities.

Respectfully,

Geoffrey Schechter
Portfolio Manager

(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 2/28/07

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                            Lehman Brothers
                         MFS Government     U.S. Government/
                        Securities Fund-      Mortgage
                            Class A          Bond Index

              2/97         $ 9,525             $10,000
              2/98          10,469              11,027
              2/99          11,097              11,730
              2/00          11,108              11,896
              2/01          12,550              13,514
              2/02          13,377              14,512
              2/03          14,519              15,864
              2/04          14,837              16,395
              2/05          15,105              16,769
              2/06          15,450              17,278
              2/07          16,185              18,205

TOTAL RETURNS THROUGH 2/28/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date          1-yr        5-yr      10-yr
----------------------------------------------------------------------------
        A                 7/25/84               4.75%       3.88%      5.44%
----------------------------------------------------------------------------
        B                 8/30/93               3.97%       3.17%      4.74%
----------------------------------------------------------------------------
        C                 4/01/96               3.97%       3.17%      4.74%
----------------------------------------------------------------------------
        I                 1/02/97               5.01%       4.20%      5.79%
----------------------------------------------------------------------------
        R                12/31/02               4.49%       3.71%      5.36%
----------------------------------------------------------------------------
       R1                 4/01/05               3.98%       3.14%      4.73%
----------------------------------------------------------------------------
       R2                 4/01/05               4.23%       3.25%      4.79%
----------------------------------------------------------------------------
       R3                10/31/03               4.34%       3.39%      4.86%
----------------------------------------------------------------------------
       R4                 4/01/05               4.49%       3.82%      5.41%
----------------------------------------------------------------------------
       R5                 4/01/05               5.24%       4.01%      5.51%
----------------------------------------------------------------------------
      529A                7/31/02               4.39%       3.58%      5.29%
----------------------------------------------------------------------------
      529B                7/31/02               3.72%       2.94%      4.63%
----------------------------------------------------------------------------
      529C                7/31/02               3.82%       2.96%      4.63%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage
Bond Index (f)                                  5.36%       4.64%      6.17%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                      (0.22)%      2.88%      4.93%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
        B                                      (0.03)%      2.82%      4.74%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                       2.97%       3.17%      4.74%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
      529A                                     (0.57)%      2.58%      4.78%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
      529B                                     (0.28)%      2.59%      4.63%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
      529C                                      2.82%       2.96%      4.63%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders and certain other investors. Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     9/01/06-
Class                       Ratio        9/01/06        2/28/07        2/28/07
--------------------------------------------------------------------------------
        Actual              0.77%     $1,000.00      $1,031.70          $3.88
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.77%     $1,000.00      $1,020.98          $3.86
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00      $1,027.80          $7.64
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00      $1,017.26          $7.60
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00      $1,027.80          $7.64
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00      $1,017.26          $7.60
--------------------------------------------------------------------------------
        Actual              0.51%     $1,000.00      $1,033.00          $2.57
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.51%     $1,000.00      $1,022.27          $2.56
--------------------------------------------------------------------------------
        Actual              1.02%     $1,000.00      $1,030.40          $5.13
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.02%     $1,000.00      $1,019.74          $5.11
--------------------------------------------------------------------------------
        Actual              1.60%     $1,000.00      $1,028.40          $8.05
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.60%     $1,000.00      $1,016.86          $8.00
--------------------------------------------------------------------------------
        Actual              1.25%     $1,000.00      $1,029.10          $6.29
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.25%     $1,000.00      $1,018.60          $6.26
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00      $1,030.70          $5.79
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00      $1,019.09          $5.76
--------------------------------------------------------------------------------
        Actual              0.90%     $1,000.00      $1,030.90          $4.53
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.90%     $1,000.00      $1,020.33          $4.51
--------------------------------------------------------------------------------
        Actual              0.61%     $1,000.00      $1,035.70          $3.08
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.61%     $1,000.00      $1,021.77          $3.06
--------------------------------------------------------------------------------
        Actual              1.11%     $1,000.00      $1,029.90          $5.59
 529A   ------------------------------------------------------------------------
        Hypothetical (h)    1.11%     $1,000.00      $1,019.29          $5.56
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00      $1,027.70          $8.90
 529B   ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00      $1,016.02          $8.85
--------------------------------------------------------------------------------
        Actual              1.76%     $1,000.00      $1,027.60          $8.85
 529C   ------------------------------------------------------------------------
        Hypothetical (h)    1.76%     $1,000.00      $1,016.07          $8.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.7%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Agency - Other - 6.8%
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                       $14,360,000    $   21,110,133
Financing Corp., 9.4%, 2018                                                                         11,750,000        16,112,904
Financing Corp., 9.8%, 2018                                                                         14,975,000        21,094,189
Financing Corp., 10.35%, 2018                                                                       15,165,000        22,173,672
Financing Corp., STRIPS, 0%, 2017                                                                   18,780,000        11,073,871
                                                                                                                  --------------
                                                                                                                  $   91,564,769
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 48.8%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.374%, 2013                                                                           $ 2,579,803    $    2,500,303
Fannie Mae, 4.5%, 2019                                                                              53,534,142        51,950,643
Fannie Mae, 4.518%, 2014                                                                             4,328,698         4,216,059
Fannie Mae, 4.543%, 2013                                                                             1,474,729         1,442,998
Fannie Mae, 4.56%, 2015                                                                              2,377,838         2,315,945
Fannie Mae, 4.6%, 2014                                                                               1,841,732         1,802,890
Fannie Mae, 4.62%, 2015                                                                              3,398,353         3,323,296
Fannie Mae, 4.665%, 2015                                                                             1,604,800         1,572,936
Fannie Mae, 4.666%, 2014                                                                             9,162,319         8,997,186
Fannie Mae, 4.69%, 2015                                                                              1,307,976         1,284,150
Fannie Mae, 4.7%, 2015                                                                               1,841,088         1,808,210
Fannie Mae, 4.73%, 2012                                                                              2,819,668         2,785,657
Fannie Mae, 4.74%, 2015                                                                              1,810,000         1,773,408
Fannie Mae, 4.77%, 2014                                                                              1,587,693         1,560,659
Fannie Mae, 4.78%, 2015                                                                              1,980,672         1,953,582
Fannie Mae, 4.786%, 2012                                                                               833,665           825,834
Fannie Mae, 4.79%, 2012                                                                             11,265,251        11,008,198
Fannie Mae, 4.8%, 2013                                                                               1,292,571         1,280,849
Fannie Mae, 4.815%, 2015                                                                             1,968,000         1,936,288
Fannie Mae, 4.82%, 2014 - 2015                                                                       6,669,477         6,580,875
Fannie Mae, 4.845%, 2013                                                                             3,821,827         3,779,045
Fannie Mae, 4.847%, 2014                                                                            10,075,616         9,989,560
Fannie Mae, 4.85%, 2015                                                                              1,461,181         1,448,105
Fannie Mae, 4.87%, 2015                                                                              1,394,930         1,383,853
Fannie Mae, 4.871%, 2014                                                                             5,756,245         5,719,127
Fannie Mae, 4.88%, 2020                                                                              1,367,722         1,354,608
Fannie Mae, 4.89%, 2015                                                                              1,291,046         1,282,517
Fannie Mae, 4.92%, 2014                                                                              1,413,542         1,406,198
Fannie Mae, 4.925%, 2015                                                                             5,437,179         5,411,942
Fannie Mae, 4.996%, 2017                                                                             4,927,468         4,926,325
Fannie Mae, 5%, 2013 - 2027                                                                         40,833,839        40,491,637
Fannie Mae, 5.05%, 2017                                                                              1,897,000         1,890,183
Fannie Mae, 5.06%, 2013                                                                              1,526,422         1,521,590
Fannie Mae, 5.09%, 2016                                                                                600,000           599,906
Fannie Mae, 5.1%, 2014                                                                               1,998,980         2,010,144
Fannie Mae, 5.369%, 2013                                                                             1,979,800         2,000,654
Fannie Mae, 5.423%, 2016                                                                             3,002,353         3,084,766
Fannie Mae, 5.471%, 2015                                                                             2,561,559         2,638,409
Fannie Mae, 5.5%, 2017 - 2035                                                                      212,847,657       211,833,022
Fannie Mae, 6%, 2017 - 2034                                                                         47,998,142        48,607,355
Fannie Mae, 6.5%, 2016 - 2036                                                                       29,055,359        29,754,777
Fannie Mae, 7.056%, 2007                                                                               693,994           693,849
Fannie Mae, 7.5%, 2024 - 2031                                                                          735,834           768,604
Freddie Mac, 4.375%, 2015                                                                            8,023,478         7,876,304
Freddie Mac, 4.5%, 2013 - 2021                                                                      11,614,876        11,522,277
Freddie Mac, 5%, 2016 - 2025                                                                        41,219,438        41,099,422
Freddie Mac, 5.5%, 2024 - 2035                                                                      49,654,285        49,371,452
Freddie Mac, 6%, 2017 - 2035                                                                        20,808,529        21,069,706
Freddie Mac, 6.5%, 2016                                                                              1,407,082         1,441,535
Ginnie Mae, 5.5%, 2033 - 2034                                                                       28,136,174        28,125,898
                                                                                                                  --------------
                                                                                                                  $  654,022,736
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 29.5%
--------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                             $ 7,118,000    $    6,911,293
Aid-Israel, 0%, 2021                                                                                 9,036,000         4,306,820
Aid-Israel, 0%, 2024                                                                                 7,131,000         2,994,692
Aid-Israel, 0%, 2024                                                                                 7,131,000         2,919,182
Aid-Israel, 5.5%, 2023                                                                              16,567,000        17,532,608
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                         5,958,000         6,056,426
Fannie Mae, 3.125%, 2007                                                                            35,000,000        34,457,465
Fannie Mae, 4.25%, 2007                                                                             30,000,000        29,810,250
Fannie Mae, 4.625%, 2013                                                                             3,286,000         3,245,060
Fannie Mae, 5.5%, 2011                                                                              77,391,000        79,268,970
Farmer Mac, 5.5%, 2011 (n)                                                                          11,110,000        11,365,519
Federal Home Loan Bank, 4.5%, 2007                                                                   8,450,000         8,436,793
Federal Home Loan Bank, 4.625%, 2008                                                                34,255,000        34,123,358
Federal Home Loan Bank, 5%, 2008                                                                    15,000,000        15,026,430
Freddie Mac, 4.2%, 2007                                                                             12,065,000        11,980,304
Freddie Mac, 4.875%, 2013                                                                            2,121,000         2,124,201
Freddie Mac, 5.05%, 2015                                                                            13,957,000        14,121,162
Overseas Private Investment Corp., 0%, 2007                                                          4,341,443         4,638,398
Small Business Administration, 4.34%, 2024                                                           3,949,200         3,797,284
Small Business Administration, 4.72%, 2024                                                           6,616,973         6,494,869
Small Business Administration, 4.76%, 2025                                                           8,106,992         7,937,954
Small Business Administration, 4.77%, 2024                                                           5,722,205         5,633,522
Small Business Administration, 4.86%, 2024 - 2025                                                    9,033,106         8,917,055
Small Business Administration, 4.87%, 2024                                                           5,294,117         5,228,507
Small Business Administration, 4.88%, 2024                                                           3,280,806         3,243,277
Small Business Administration, 4.89%, 2023                                                           6,613,676         6,555,863
Small Business Administration, 4.98%, 2023                                                           2,656,324         2,646,114
Small Business Administration, 4.99%, 2024                                                           4,857,395         4,834,645
Small Business Administration, 5.11%, 2025                                                           4,731,626         4,733,350
Small Business Administration, 5.18%, 2024                                                           6,459,793         6,489,030
Small Business Administration, 5.19%, 2024                                                           4,256,320         4,276,093
Small Business Administration, 5.52%, 2024                                                           4,011,137         4,084,771
Small Business Administration, 6.07%, 2022                                                           3,271,073         3,380,751
Small Business Administration, 6.34%, 2021                                                           3,508,775         3,644,535
Small Business Administration, 6.35%, 2021                                                           3,080,957         3,199,723
Small Business Administration, 6.44%, 2021                                                           3,177,844         3,307,441
Small Business Administration, 6.625%, 2021                                                          3,258,546         3,418,542
Small Business Administration, 8.625%, 2011                                                            126,571           131,828
Small Business Administration, 8.8%, 2011                                                              110,912           115,392
Small Business Administration, 9.05%, 2009                                                              19,411            19,918
Small Business Administration, 9.1%, 2009                                                               14,998            15,358
Small Business Administration, 9.25%, 2010                                                              39,953            41,654
Small Business Administration, 9.3%, 2010                                                               96,473           100,585
Small Business Administration, 9.5%, 2010                                                               81,826            85,005
Small Business Administration, 9.65%, 2010                                                             117,977           122,950
Small Business Administration, 9.7%, 2010                                                               57,114            59,520
Small Business Administration, 9.9%, 2008                                                               24,581            25,056
Small Business Administration, 10.05%, 2008 - 2009                                                       5,912             6,067
U.S. Department of Housing & Urban Development, 6.36%, 2016                                          7,000,000         7,282,604
U.S. Department of Housing & Urban Development, 6.59%, 2016                                          6,599,000         6,709,678
                                                                                                                  --------------
                                                                                                                  $  395,857,872
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 11.6%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010 (f)                                                                $25,197,000    $   26,536,571
U.S. Treasury Bonds, 6.875%, 2025                                                                    1,307,000         1,640,489
U.S. Treasury Bonds, 6%, 2026                                                                       32,933,000        37,906,410
U.S. Treasury Bonds, 5.25%, 2028                                                                     1,139,000         1,213,569
U.S. Treasury Bonds, 6.25%, 2030                                                                     6,166,000         7,462,784
U.S. Treasury Bonds, 4.5%, 2036                                                                     16,366,000        15,872,467
U.S. Treasury Bonds, TIPS, 3.875%, 2009                                                             10,207,564        10,555,254
U.S. Treasury Notes, 5.5%, 2008                                                                     16,147,000        16,235,938
U.S. Treasury Notes, 6%, 2009                                                                        4,566,000         4,712,610
U.S. Treasury Notes, 4.25%, 2013                                                                    19,612,000        19,331,607
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             13,402,304        13,631,604
                                                                                                                  --------------
                                                                                                                  $  155,099,303
--------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,300,810,575)                                                                     $1,296,544,680
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.32%, dated 2/28/07, due 3/1/07, total to be received $34,714,129 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account), at Cost                                                              $34,709,000    $   34,709,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,335,519,575) (k)                                                           $1,331,253,680
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.7%                                                                                  9,049,437
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $1,340,303,117
--------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of February 28, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,288,009,997 and 96.75% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,365,519 representing 0.8% of net assets.

FUTURES CONTRACTS OUTSTANDING AT FEBRUARY 28, 2007:

                                                                                        UNREALIZED
                                                                      EXPIRATION       APPRECIATION
DESCRIPTION                           CONTRACTS         VALUE            DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)               224         $25,298,000        Jun-07           $ 93,716
U.S. Treasury Note 5 yr (Long)           175          18,541,797        Jun-07             81,419
U.S. Treasury Note 10 yr (Short)         229          24,867,969        Jun-07            (28,880)
                                                                                         --------
                                                                                         $146,255
                                                                                         --------

At February 28, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

STRIPS  Separate Trading of Registered Interest and Principal of Securities
TIPS    Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,335,519,575)             $1,331,253,680
Cash                                                                           351
Receivable for daily variation margin on open futures contracts            125,573
Receivable for fund shares sold                                          2,479,479
Interest receivable                                                     10,257,909
Other assets                                                               421,451
------------------------------------------------------------------------------------------------------
Total assets                                                                            $1,344,538,443
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                     $890,493
Payable for fund shares reacquired                                       2,646,858
Payable to affiliates
  Management fee                                                            21,941
  Shareholder servicing costs                                              226,475
  Distribution and service fees                                             18,822
  Administrative services fee                                                1,312
  Program manager fees                                                          13
  Retirement plan administration and services fees                             125
Payable for independent trustees' compensation                             133,219
Accrued expenses and other liabilities                                     296,068
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,235,326
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,340,303,117
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $1,417,431,692
Unrealized appreciation (depreciation) on investments                   (4,119,640)
Accumulated net realized gain (loss) on investments                    (74,533,994)
Undistributed net investment income                                      1,525,059
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,340,303,117
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  141,347,505
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $731,125,654
  Shares outstanding                                                    77,089,230
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.48
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $9.95
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $124,276,957
  Shares outstanding                                                    13,123,295
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.47
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $27,529,314
  Shares outstanding                                                  2,894,851
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.51
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $432,535,540
  Shares outstanding                                                    45,620,232
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.48
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $9,995,063
  Shares outstanding                                                     1,054,605
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.48
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $586,122
  Shares outstanding                                                        61,825
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.48
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $1,238,640
  Shares outstanding                                                       130,746
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.47
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $3,928,113
  Shares outstanding                                                       414,533
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.48
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $8,107,636
  Shares outstanding                                                       854,842
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.48
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                               $54,092
  Shares outstanding                                                         5,689
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.51
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $368,247
  Shares outstanding                                                        38,877
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.47
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $9.94
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $337,079
  Shares outstanding                                                        35,593
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.47
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                              $220,660
  Shares outstanding                                                        23,187
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.52
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 2/28/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
  Interest income                                                    $68,043,222
  Other income                                                           398,150
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $68,441,372
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,405,203
  Distribution and service fees                                        3,770,269
  Program manager fees                                                     2,411
  Shareholder servicing costs                                          2,009,352
  Administrative services fee                                            239,408
  Retirement plan administration and services fees                        18,711
  Independent trustees' compensation                                      43,314
  Custodian fee                                                          509,347
  Shareholder communications                                              90,888
  Auditing fees                                                           49,504
  Legal fees                                                              28,720
  Miscellaneous                                                          176,555
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $12,343,682
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (126,288)
  Reduction of expenses by investment adviser                         (1,363,188)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $10,854,206
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $57,587,166
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $(3,981,701)
  Futures contracts                                                     (507,288)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(4,488,989)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $8,070,628
  Futures contracts                                                      213,160
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $8,283,788
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $3,794,799
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $61,381,965
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 2/28
                                                                  -------------------------------------
                                                                        2007                       2006
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $57,587,166                $58,120,328
Net realized gain (loss) on investments                           (4,488,989)                (4,878,236)
Net unrealized gain (loss) on investments                          8,283,788                (21,107,783)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $61,381,965                $32,134,309
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(34,710,885)              $(36,730,768)
  Class B                                                         (5,536,265)                (6,947,250)
  Class C                                                         (1,162,820)                (1,420,773)
  Class I                                                        (18,749,306)               (13,967,234)
  Class R                                                           (500,675)                  (436,665)
  Class R1                                                           (13,926)                    (4,121)
  Class R2                                                           (30,894)                    (6,328)
  Class R3                                                          (112,323)                   (35,810)
  Class R4                                                          (215,531)                   (22,606)
  Class R5                                                            (2,443)                    (2,004)
  Class 529A                                                         (15,334)                   (15,171)
  Class 529B                                                         (13,460)                   (13,373)
  Class 529C                                                          (7,793)                    (8,730)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(61,071,655)              $(59,610,833)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(72,725,449)              $(61,115,105)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $3,132
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(72,415,139)              $(88,588,497)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,412,718,256              1,501,306,753
At end of period (including undistributed net investment
income of $1,525,059 and $459,344, respectively)              $1,340,303,117             $1,412,718,256
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                   YEARS ENDED 2/28 AND 2/29
                                                   ---------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
Net asset value, beginning of period                 $9.47            $9.65            $9.84           $10.03            $9.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.40            $0.39            $0.36            $0.29            $0.39
Net realized and unrealized gain (loss) on
investments                                           0.04            (0.17)           (0.19)           (0.08)            0.42
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.44            $0.22            $0.17            $0.21            $0.81
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.43)          $(0.40)          $(0.36)          $(0.40)          $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.48            $9.47            $9.65            $9.84           $10.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            4.75             2.28             1.81             2.19             8.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.88             0.90             0.93             1.00             0.98
Expenses after expense reductions (f)                 0.78             0.80             0.83             0.95             0.93
Net investment income                                 4.29             4.03             3.75             2.94             3.97
Portfolio turnover                                      14               73              126              143              134
Net assets at end of period (000 Omitted)         $731,126         $826,001         $932,879         $803,974         $927,886
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                   YEARS ENDED 2/28 AND 2/29
                                                   ---------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
Net asset value, beginning of period                 $9.46            $9.64            $9.83           $10.02            $9.72
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.33            $0.31            $0.29            $0.24            $0.33
Net realized and unrealized gain (loss) on
investments                                           0.04            (0.16)           (0.18)           (0.09)            0.41
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.37            $0.15            $0.11            $0.15            $0.74
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.36)          $(0.33)          $(0.30)          $(0.34)          $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.47            $9.46            $9.64            $9.83           $10.02
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.97             1.52             1.12             1.53             7.84
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.64             1.65             1.62             1.64             1.63
Expenses after expense reductions (f)                 1.54             1.55             1.52             1.59             1.58
Net investment income                                 3.55             3.27             3.03             2.42             3.32
Portfolio turnover                                      14               73              126              143              134
Net assets at end of period (000 Omitted)         $124,277         $175,207         $233,734         $255,512         $408,553
------------------------------------------------------------------------------------------------------------------------------

CLASS C                                                                     YEARS ENDED 2/28 AND 2/29
                                                       -----------------------------------------------------------------------
                                                         2007            2006            2005            2004             2003
Net asset value, beginning of period                    $9.50           $9.68           $9.87          $10.06            $9.76
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.33           $0.32           $0.29           $0.25            $0.33
Net realized and unrealized gain (loss) on
investments                                              0.04           (0.17)          (0.18)          (0.10)            0.41
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.37           $0.15           $0.11           $0.15            $0.74
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.36)         $(0.33)         $(0.30)         $(0.34)          $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.51           $9.50           $9.68           $9.87           $10.06
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.97            1.52            1.13            1.54             7.81
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.64            1.65            1.62            1.64             1.63
Expenses after expense reductions (f)                    1.54            1.55            1.52            1.59             1.58
Net investment income                                    3.55            3.27            2.95            2.47             3.32
Portfolio turnover                                         14              73             126             143              134
Net assets at end of period (000 Omitted)             $27,529         $35,768         $44,692         $63,609         $110,096
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                    YEARS ENDED 2/28 AND 2/29
                                                 -----------------------------------------------------------------------------
                                                    2007             2006             2005             2004               2003
Net asset value, beginning of period               $9.47            $9.65            $9.84           $10.03              $9.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                          $0.42            $0.41            $0.39            $0.25              $0.33
Net realized and unrealized gain (loss) on
investments                                         0.04            (0.17)           (0.19)           (0.00)(g)(w)        0.51
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.46            $0.24            $0.20            $0.25              $0.84
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.45)          $(0.42)          $(0.39)          $(0.44)            $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.48            $9.47            $9.65            $9.84             $10.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             5.01             2.54             2.14             2.55               8.92
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.63             0.65             0.60             0.67               0.63
Expenses after expense reductions (f)               0.53             0.55             0.50             0.62               0.58
Net investment income                               4.54             4.34             4.09             2.57               3.64
Portfolio turnover                                    14               73              126              143                134
Net assets at end of period (000 Omitted)       $432,536         $359,623         $279,080         $168,124            $33,682
------------------------------------------------------------------------------------------------------------------------------

CLASS R                                                                      YEARS ENDED 2/28 AND 2/29
                                                     ------------------------------------------------------------------------
                                                        2007             2006            2005            2004         2003(i)
Net asset value, beginning of period                   $9.47            $9.65           $9.84          $10.03          $10.03
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.38            $0.36           $0.34           $0.18           $0.16
Net realized and unrealized gain (loss) on
investments                                             0.03            (0.17)          (0.18)           0.02(g)        (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.41            $0.19           $0.16           $0.20           $0.08
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.40)          $(0.37)         $(0.35)         $(0.39)         $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.48            $9.47           $9.65           $9.84          $10.03
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 4.49             2.03            1.63            2.05            0.78(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.14             1.15            1.11            1.19            1.13(a)
Expenses after expense reductions (f)                   1.03             1.05            1.01            1.14            1.08(a)
Net investment income                                   4.03             3.76            3.64            1.87            3.04(a)
Portfolio turnover                                        14               73             126             143             134
Net assets at end of period (000 Omitted)             $9,995          $11,751          $9,411          $6,188             $79
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                             YEARS ENDED 2/28
                                                                              ----------------------------
                                                                                2007               2006(i)
Net asset value, beginning of period                                           $9.46                 $9.57
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income (d)                                                      $0.32                 $0.29
Net realized and unrealized gain (loss) on investments                          0.05                 (0.12)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.37                 $0.17
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
From net investment income                                                    $(0.35)               $(0.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $9.48                 $9.46
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         3.98                  1.82(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.82                  1.85(a)
Expenses after expense reductions (f)                                           1.62                  1.68(a)
Net investment income                                                           3.45                  3.25(a)
Portfolio turnover                                                                14                    73
Net assets at end of period (000 Omitted)                                       $586                  $192
----------------------------------------------------------------------------------------------------------

CLASS R2                                                                             YEARS ENDED 2/28
                                                                             -----------------------------
                                                                                2007               2006(i)
Net asset value, beginning of period                                           $9.46                 $9.57
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income (d)                                                      $0.35                 $0.31
Net realized and unrealized gain (loss) on investments                          0.04                 (0.11)(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.39                 $0.20
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
From net investment income                                                    $(0.38)               $(0.31)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $9.47                 $9.46
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         4.23                  2.13(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.52                  1.55(a)
Expenses after expense reductions (f)                                           1.27                  1.34(a)
Net investment income                                                           3.80                  3.60(a)
Portfolio turnover                                                                14                    73
Net assets at end of period (000 Omitted)                                     $1,239                  $358
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                      YEARS ENDED 2/28 AND 2/29
                                                              ---------------------------------------------------------------
                                                                2007               2006               2005            2004(i)
Net asset value, beginning of period                           $9.47              $9.65              $9.84              $9.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                      $0.37              $0.35              $0.38              $0.02
Net realized and unrealized gain (loss) on investments          0.03              (0.18)             (0.25)              0.23(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.40              $0.17              $0.13              $0.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $(0.39)            $(0.35)            $(0.32)            $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.48              $9.47              $9.65              $9.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         4.34               1.82               1.38               2.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.37               1.40               1.36               1.42(a)
Expenses after expense reductions (f)                           1.17               1.24               1.26               1.37(a)
Net investment income                                           3.89               3.64               3.99               0.72(a)
Portfolio turnover                                                14                 73                126                143
Net assets at end of period (000 Omitted)                     $3,928             $1,392               $422                $41
-----------------------------------------------------------------------------------------------------------------------------

CLASS R4                                                                                            YEARS ENDED 2/28
                                                                                                 ----------------------------
                                                                                                   2007               2006(i)

Net asset value, beginning of period                                                              $9.48                 $9.58
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                         $0.39                 $0.36
Net realized and unrealized gain (loss) on investments                                             0.02                 (0.11)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.41                 $0.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                       $(0.41)               $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $9.48                 $9.48
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            4.49                  2.64(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                             1.02                  1.05(a)
Expenses after expense reductions (f)                                                              0.92                  0.95(a)
Net investment income                                                                              4.15                  4.02(a)
Portfolio turnover                                                                                   14                    73
Net assets at end of period (000 Omitted)                                                        $8,108                $1,305
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                                                YEARS ENDED 2/28
                                                                                                 ----------------------------
                                                                                                   2007               2006(i)
Net asset value, beginning of period                                                              $9.47                 $9.58
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                         $0.42                 $0.37
Net realized and unrealized gain (loss) on investments                                             0.06                 (0.10)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.48                 $0.27
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                       $(0.44)               $(0.38)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $9.51                 $9.47
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            5.24                  2.81(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                             0.73                  0.75(a)
Expenses after expense reductions (f)                                                              0.63                  0.65(a)
Net investment income                                                                              4.44                  4.20(a)
Portfolio turnover                                                                                   14                    73
Net assets at end of period (000 Omitted)                                                           $54                   $51
-----------------------------------------------------------------------------------------------------------------------------

CLASS 529A                                                                   YEARS ENDED 2/28 AND 2/29
                                                      -----------------------------------------------------------------------
                                                        2007             2006            2005            2004         2003(i)
Net asset value, beginning of period                   $9.46            $9.64           $9.83          $10.02           $9.81
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.37            $0.35           $0.33           $0.26           $0.28
Net realized and unrealized gain (loss) on
investments                                             0.03            (0.17)          (0.18)          (0.07)           0.20
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.40            $0.18           $0.15           $0.19           $0.48
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.39)          $(0.36)         $(0.34)         $(0.38)         $(0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.47            $9.46           $9.64           $9.83          $10.02
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              4.39             1.92            1.53            1.94            4.97(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.23             1.25            1.21            1.25            1.23(a)
Expenses after expense reductions (f)                   1.13             1.15            1.11            1.20            1.18(a)
Net investment income                                   3.95             3.68            3.47            2.69            3.05(a)
Portfolio turnover                                        14               73             126             143             134
Net assets at end of period (000 Omitted)               $368             $401            $388            $332            $312
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                   YEARS ENDED 2/28 AND 2/29
                                                      -----------------------------------------------------------------------
                                                        2007             2006            2005            2004         2003(i)
Net asset value, beginning of period                   $9.46            $9.64           $9.82          $10.01           $9.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.31            $0.29           $0.26           $0.20           $0.24
Net realized and unrealized gain (loss) on
investments                                             0.03            (0.17)          (0.17)          (0.08)           0.21
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.34            $0.12           $0.09           $0.12           $0.45
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.33)          $(0.30)         $(0.27)         $(0.31)         $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.47            $9.46           $9.64           $9.82          $10.01
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              3.72             1.26            0.97            1.27            4.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.89             1.90            1.87            1.90            1.88(a)
Expenses after expense reductions (f)                   1.78             1.80            1.77            1.85            1.83(a)
Net investment income                                   3.29             3.03            2.71            2.07            2.53(a)
Portfolio turnover                                        14               73             126             143             134
Net assets at end of period (000 Omitted)               $337             $435            $404            $524            $522
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                   YEARS ENDED 2/28 AND 2/29
                                                      -----------------------------------------------------------------------
                                                        2007             2006            2005            2004         2003(i)
Net asset value, beginning of period                   $9.50            $9.68           $9.87          $10.06           $9.84
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.31            $0.29           $0.26           $0.22           $0.20
Net realized and unrealized gain (loss) on
investments                                             0.04            (0.17)          (0.18)          (0.10)           0.26
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.35            $0.12           $0.08           $0.12           $0.46
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.33)          $(0.30)         $(0.27)         $(0.31)         $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.52            $9.50           $9.68           $9.87          $10.06
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              3.82             1.27            0.88            1.28            4.66(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.88             1.90            1.86            1.89            1.88(a)
Expenses after expense reductions (f)                   1.78             1.80            1.76            1.84            1.83(a)
Net investment income                                   3.30             3.01            2.76            2.15            2.37(a)
Portfolio turnover                                        14               73             126             143             134
Net assets at end of period (000 Omitted)               $221             $235            $297            $283            $383
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options and futures contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                               2/28/07        2/28/06

          Ordinary income (including any
          short-term capital gains)        $61,071,655    $59,610,833

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07
          Cost of investments                          $1,346,984,139
          -----------------------------------------------------------
          Gross appreciation                               $5,747,237
          Gross depreciation                              (21,477,696)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(15,730,459)
          Undistributed ordinary income                    $6,756,987
          Capital loss carryforwards                      (60,854,630)
          Post-October capital loss deferral               (1,666,723)
          Other temporary differences                      (5,633,750)

As of February 28, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              2/29/08                            $(15,270,459)
              2/28/09                              (3,477,230)
              2/28/11                             (11,527,172)
              2/29/12                              (5,729,829)
              2/28/13                             (11,095,767)
              2/28/14                              (6,955,037)
              2/28/15                              (6,799,136)
              ------------------------------------------------
                                                 $(60,854,630)

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004 in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended February 28, 2007, this waiver amounted to $1,351,301 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through June 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended February 28, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,794 and $343 for the year ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%          $1,907,718
Class B                             0.75%              0.25%              1.00%             1.00%           1,458,793
Class C                             0.75%              0.25%              1.00%             1.00%             306,119
Class R                             0.25%              0.25%              0.50%             0.50%              58,294
Class R1                            0.50%              0.25%              0.75%             0.75%               2,793
Class R2                            0.25%              0.25%              0.50%             0.50%               3,778
Class R3                            0.25%              0.25%              0.50%             0.50%              13,410
Class R4                               --              0.25%              0.25%             0.25%              12,093
Class 529A                          0.25%              0.25%              0.50%             0.35%               1,278
Class 529B                          0.75%              0.25%              1.00%             1.00%               3,796
Class 529C                          0.75%              0.25%              1.00%             1.00%               2,197
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,770,269

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    February 28, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28, 2007, were as follows:

                                                       AMOUNT

              Class A                                 $11,111
              Class B                                $316,023
              Class C                                  $4,423
              Class 529B                                  $68
              Class 529C                                  $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended February 28, 2007, were as follows:

                                                        AMOUNT

              Class 529A                                 $913
              Class 529B                                  949
              Class 529C                                  549
              -----------------------------------------------
              Total Program Manager Fees               $2,411

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended February 28, 2007, the fee was $1,181,275, which equated to 0.0874% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the year ended February 28, 2007, the sub- accounting fee for SRS was $80,268, which equated to 0.0059% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the year ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $531,887. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended February 28, 2007 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE       TOTAL
                                              FEE RATE      RATE(g)      AMOUNT

Class R1                                         0.45%        0.35%      $1,676
Class R2                                         0.40%        0.25%       3,022
Class R3                                         0.25%        0.15%       6,705
Class R4                                         0.15%        0.15%       7,256
Class R5                                         0.10%        0.10%          52
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $18,711

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended February 28, 2007, this waiver amounted to $4,188 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $7,706. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $2,525. Both amounts are included in independent trustees' compensation for the year ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $129,353 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended February 28, 2007, the fee paid to Tarantino LLC was $9,713. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,699, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                      PURCHASES            SALES

U.S. government securities                         $176,951,645     $278,075,383
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $ 11,499,715     $  1,281,000
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     2/28/07                          2/28/06(i)
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                   11,285,264      $105,743,019      10,611,681      $101,911,884
  Class B                                    1,456,037        13,596,301       1,753,090        16,845,100
  Class C                                      451,650         4,244,843         956,545         9,240,885
  Class I                                    7,108,258        66,709,361       7,664,900        73,401,210
  Class R                                      438,726         4,110,964         565,418         5,426,802
  Class R1                                     107,909         1,010,776          29,826           286,568
  Class R2                                     178,491         1,672,669          37,327           356,858
  Class R3                                     566,006         5,301,972         153,972         1,475,492
  Class R4                                   1,323,023        12,405,415         158,071         1,517,633
  Class R5                                          --                --           5,219            50,000
  Class 529A                                     5,924            55,565           5,299            50,939
  Class 529B                                     1,011             9,420           3,450            33,038
  Class 529C                                       874             8,240           2,987            28,608
-----------------------------------------------------------------------------------------------------------
                                            22,923,173      $214,868,545      21,947,785      $210,625,017

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    2,638,948       $24,744,925       2,780,579       $26,662,325
  Class B                                      479,290         4,484,566         583,318         5,586,303
  Class C                                       95,876           901,006         115,199         1,108,064
  Class I                                    1,999,288        18,748,667       1,458,711        13,966,752
  Class R                                       46,568           436,339          42,681           408,808
  Class R1                                       1,451            13,630             420             4,004
  Class R2                                       3,276            30,732             665             6,326
  Class R3                                      11,854           111,221           3,685            35,165
  Class R4                                      22,714           213,544           2,366            22,498
  Class R5                                         261             2,443             209             2,004
  Class 529A                                     1,633            15,282           1,584            15,157
  Class 529B                                     1,418            13,272           1,398            13,369
  Class 529C                                       828             7,787             905             8,703
-----------------------------------------------------------------------------------------------------------
                                             5,303,405       $49,723,414       4,991,720       $47,839,478

Shares reacquired
  Class A                                  (24,024,930)    $(224,930,513)    (22,830,344)    $(218,822,611)
  Class B                                   (7,334,208)      (68,583,138)     (8,058,578)      (77,182,632)
  Class C                                   (1,418,028)      (13,309,913)     (1,922,572)      (18,495,932)
  Class I                                   (1,458,523)      (13,641,690)        (85,757)         (823,643)
  Class R                                     (671,979)       (6,303,837)       (342,272)       (3,275,075)
  Class R1                                     (67,787)         (635,778)         (9,994)          (95,027)
  Class R2                                     (88,895)         (834,531)           (118)           (1,126)
  Class R3                                    (310,344)       (2,910,384)        (54,407)         (520,088)
  Class R4                                    (628,599)       (5,914,599)        (22,733)         (215,873)
  Class 529A                                   (11,040)         (102,491)         (4,795)          (45,919)
  Class 529B                                   (12,793)         (119,862)           (799)           (7,708)
  Class 529C                                    (3,286)          (30,672)         (9,788)          (93,966)
-----------------------------------------------------------------------------------------------------------
                                           (36,030,412)    $(337,317,408)    (33,342,157)    $(319,579,600)

Net change
  Class A                                  (10,100,718)     $(94,442,569)     (9,438,084)     $(90,248,402)
  Class B                                   (5,398,881)      (50,502,271)     (5,722,170)      (54,751,229)
  Class C                                     (870,502)       (8,164,064)       (850,828)       (8,146,983)
  Class I                                    7,649,023        71,816,338       9,037,854        86,544,319
  Class R                                     (186,685)       (1,756,534)        265,827         2,560,535
  Class R1                                      41,573           388,628          20,252           195,545
  Class R2                                      92,872           868,870          37,874           362,058
  Class R3                                     267,516         2,502,809         103,250           990,569
  Class R4                                     717,138         6,704,360         137,704         1,324,258
  Class R5                                         261             2,443           5,428            52,004
  Class 529A                                    (3,483)          (31,644)          2,088            20,177
  Class 529B                                   (10,364)          (97,170)          4,049            38,699
  Class 529C                                    (1,584)          (14,645)         (5,896)          (56,655)
-----------------------------------------------------------------------------------------------------------
                                            (7,803,834)     $(72,725,449)     (6,402,652)     $(61,115,105)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 5%, 10%, and 17%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended February 28, 2007, the fund's commitment fee and interest expense were $7,220 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENT

Effective March 31, 2007, Class 529A, Class 529B, and Class 529C shares of the MFS Government Securities Fund were terminated.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XIII and the Shareholders of MFS Government Securities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Government Securities Fund (the "Fund"), one of the series constituting MFS Series Trust XIII as of February 28, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Government Securities Fund as of February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 16, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of April 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                               PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD       TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND              SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------       ---------------    --------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee                February 2004       Massachusetts Financial Services
(born 10/20/63)                                                             Company, Chief Executive Officer,
                                                                            President, Chief Investment
                                                                            Officer and Director

Robert C. Pozen(k)               Trustee                February 2004       Massachusetts Financial Services
(born 8/08/46)                                                              Company, Chairman (since February
                                                                            2004); MIT Sloan School
                                                                            (education), Senior Lecturer
                                                                            (since 2006); Secretary of
                                                                            Economic Affairs, The Commonwealth
                                                                            of Massachusetts (January 2002 to
                                                                            December 2002); Fidelity
                                                                            Investments, Vice Chairman (June
                                                                            2000 to December 2001); Fidelity
                                                                            Management & Research Company
                                                                            (investment adviser), President
                                                                            (March 1997 to July 2001); Bell
                                                                            Canada Enterprises
                                                                            (telecommunications), Director;
                                                                            Medtronic, Inc. (medical
                                                                            technology), Director; Telesat
                                                                            (satellite communications),
                                                                            Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair      February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                                Enterprises (diversified services
                                                                            company), Chairman, Trustee and
                                                                            Chief Executive Officer (until
                                                                            November 2000)

Robert E. Butler(n)              Trustee                January 2006        Consultant - regulatory and
(born 11/29/41)                                                             compliance matters (since July
                                                                            2002); PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (November 2000 until June
                                                                            2002)

Lawrence H. Cohn, M.D.           Trustee                August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                              Chief of Cardiac Surgery (2005);
                                                                            Harvard Medical School, Professor
                                                                            of Cardiac Surgery; Physician
                                                                            Director of Medical Device
                                                                            Technology for Partners HealthCare

David H. Gunning                 Trustee                January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                              products and service provider),
                                                                            Vice Chairman/Director (since
                                                                            April 2001); Portman Limited
                                                                            (mining), Director (since 2005);
                                                                            Encinitos Ventures (private
                                                                            investment company), Principal
                                                                            (1997 to April 2001); Lincoln
                                                                            Electric Holdings, Inc. (welding
                                                                            equipment manufacturer), Director

William R. Gutow                 Trustee                December 1993       Private investor and real estate
(born 9/27/41)                                                              consultant; Capitol Entertainment
                                                                            Management Company (video
                                                                            franchise), Vice Chairman;
                                                                            Atlantic Coast Tan (tanning
                                                                            salons), Vice Chairman (since
                                                                            2002)

Michael Hegarty                  Trustee                December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                             services and insurance), Vice
                                                                            Chairman and Chief Operating
                                                                            Officer (until May 2001); The
                                                                            Equitable Life Assurance Society
                                                                            (insurance), President and Chief
                                                                            Operating Officer (until May 2001)

Lawrence T. Perera               Trustee                July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                              Partner

J. Dale Sherratt                 Trustee                August 1993         Insight Resources, Inc.
(born 9/23/38)                                                              (acquisition planning
                                                                            specialists), President; Wellfleet
                                                                            Investments (investor in health
                                                                            care companies), Managing General
                                                                            Partner (since 1993); Cambridge
                                                                            Nutraceuticals (professional
                                                                            nutritional products), Chief
                                                                            Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee                March 2005          Private investor; Prism Venture
(born 8/05/57)                                                              Partners (venture capital), Co-
                                                                            founder and General Partner (until
                                                                            June 2004); St. Paul Travelers
                                                                            Companies (commercial property
                                                                            liability insurance), Director

Robert W. Uek                    Trustee                January 2006        Retired (since 1999);
(born 5/18/41)                                                              PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (until 1999); Consultant
                                                                            to investment company industry
                                                                            (since 2000); TT International
                                                                            Funds (mutual fund complex),
                                                                            Trustee (2000 until 2005);
                                                                            Hillview Investment Trust II Funds
                                                                            (mutual fund complex), Trustee
                                                                            (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President              November 2005       Massachusetts Financial Services
(born 12/01/58)                                                             Company, Executive Vice President
                                                                            and Chief Regulatory Officer
                                                                            (since March 2004); Fidelity
                                                                            Management & Research Company,
                                                                            Vice President (prior to March
                                                                            2004); Fidelity Group of Funds,
                                                                            President and Treasurer (prior to
                                                                            March 2004)

Tracy Atkinson(k)                Treasurer              September 2005      Massachusetts Financial Services
(born 12/30/64)                                                             Company, Senior Vice President
                                                                            (since September 2004);
                                                                            PricewaterhouseCoopers LLP,
                                                                            Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary    July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since April 2003);
                                                                            Kirkpatrick & Lockhart LLP (law
                                                                            firm), Associate (prior to April
                                                                            2003)

Ethan D. Corey(k)                Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                        Company, Special Counsel (since
                                                                            December 2004); Dechert LLP (law
                                                                            firm), Counsel (prior to December
                                                                            2004)

David L. DiLorenzo(k)            Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 8/10/68)                                                              Company, Vice President (since
                                                                            June 2005); JP Morgan Investor
                                                                            Services, Vice President (prior to
                                                                            June 2005)

Timothy M. Fagan(k)              Assistant Secretary    September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since September 2005);
                                                                            John Hancock Advisers, LLC, Vice
                                                                            President and Chief Compliance
                                                                            Officer (September 2004 to August
                                                                            2005), Senior Attorney (prior to
                                                                            September 2004); John Hancock
                                                                            Group of Funds, Vice President and
                                                                            Chief Compliance Officer
                                                                            (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer    July 2005           Massachusetts Financial Services
(born 10/27/70)                                                             Company, Vice President (since May
                                                                            2005); JP Morgan Investment
                                                                            Management Company, Vice President
                                                                            (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary    June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                        Company, Assistant Vice President
                                                                            and Counsel (since May 2006); John
                                                                            Hancock Advisers, LLC, Assistant
                                                                            Vice President and Counsel (May
                                                                            2005 to April 2006); John Hancock
                                                                            Advisers, LLC, Attorney and
                                                                            Assistant Secretary (prior to May
                                                                            2005)

Ellen Moynihan(k)                Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                             Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary    May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                        Company, Senior Vice President and
                                                                            Associate General Counsel (since
                                                                            April 2005); John Hancock
                                                                            Advisers, LLC, Senior Vice
                                                                            President, Secretary and Chief
                                                                            Legal Officer (prior to April
                                                                            2005); John Hancock Group of
                                                                            Funds, Senior Vice President,
                                                                            Secretary and Chief Legal Officer
                                                                            (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary    July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                        Company, Vice President and Senior
                                                                            Counsel (since June 2004); Bingham
                                                                            McCutchen LLP (law firm),
                                                                            Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk    January 2006        Massachusetts Financial Services
(born 5/01/52)                                                              Company, Executive Vice President,
                                                                            General Counsel and Secretary
                                                                            (since January 2006); Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
                                                                            (law firm), Partner (prior to
                                                                            January 2006)

Frank L. Tarantino               Independent Chief      June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                         compliance services), Principal
                                                                            (since June 2004); CRA Business
                                                                            Strategies Group (consulting
                                                                            services), Executive Vice
                                                                            President (April 2003 to June
                                                                            2004); David L. Babson & Co.
                                                                            (investment adviser), Managing
                                                                            Director, Chief Administrative
                                                                            Officer and Director (prior to
                                                                            March 2003)

James O. Yost(k)                 Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 6/12/60)                                                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-=---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       Effective March 1, 2007, the changed
DISTRIBUTOR                                            to:
MFS Fund Distributors, Inc.                            JPMorgan Chase Bank
500 Boylston Street, Boston, MA                        One Chase Manhattan Plaza
02116-3741                                             New York, NY 10081

PORTFOLIO MANAGER                                      INDEPENDENT REGISTERED PUBLIC
Geoffrey Schechter                                     ACCOUNTING FIRM
                                                       Deloitte & Touche
                                                       200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms

    o share balances and transactional history with us, our affiliates, or others

    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of
Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended February 28, 2007 and 2006, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                Audit Fees
      FEES BILLED BY DELOITTE:               2007        2006
                                             ----        ----
        MFS Government Securities Fund      44,650      40,270

                                                AUDIT FEES
      FEES BILLED BY E&Y:                    2007        2006+
                                             ----        -----
        MFS Diversified Income Fund         43,735        N/A

+ The MFS Diversified Income Fund's initial fiscal year end is February 28,
  2007.

For the fiscal years ended February 28, 2007 and 2006, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                  Audit-Related Fees(1)        Tax Fees(2)        All Other Fees(3)
  FEES BILLED BY DELOITTE:           2007        2006         2007       2006       2007       2006
                                     ----        ----         ----       ----       ----       ----

      To MFS Government                   0           0        6,269    10,350        379          0
      Securities Fund

      To MFS and MFS Related        981,825     741,371            0         0    460,596    373,825
      Entities of MFS
      Government Securities
      Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                     2007                     2006
                                     ----                     ----

      To MFS Government           1,586,038                1,242,052
      Securities Fund, MFS and
      MFS Related Entities#


                                  Audit-Related Fees(2)    Tax Fees(2)            All Other Fees(4)
  FEES BILLED BY E&Y:                2007        2006+        2007       2006+      2007      2006+
                                     ----        -----        ----       -----      ----      -----

      To MFS Diversified             43,735         N/A        7,500       N/A          0        N/A
      Income Fund

      To MFS and MFS Related              0           0            0    15,500          0    667,899
      Entities of MFS
      Diversified Income Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                     2007                     2006
                                     ----                     ----

      To MFS Diversified Income      90,831                  740,095
      Fund, MFS and MFS Related
      Entities#

+   The MFS Diversified Income Fund's initial fiscal year end is February 28,
    2007.
* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
# This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII
             -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------

*  Print name and title of each signing officer under his or her signature.